UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Reports for the period 01/01/19 through 06/30/19 is filed herewith

SEMI-ANNUAL REPORT
	INVESTOR CLASS	INSTITUTIONAL CLASS
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Small-Cap Value Fund	OBIVX	OBVLX
Oberweis Global Opportunities Fund (formerly known as Oberweis Emerging Growth Fund)	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis Emerging Markets Fund	OBEMX	OIEMX
June 30, 2019
oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting us at 1-800-245-7311.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT’S LETTER
Dear Fellow Oberweis Funds Shareholder,
Year-to-Date Performance Through June 30, 2019
In the first half of 2019, I’m pleased to report that all six of our growth-oriented mutual funds posted strong gains that exceeded the returns of their respective benchmarks. The Small-Cap Opportunities Fund returned 20.54% and the Micro-Cap Fund returned 23.79%, compared to 20.36% for the Russell 2000 Growth Index and 16.50% for the Russell Micro-Cap Growth Index. The International Opportunities Fund returned 19.24% versus 15.64% for the MSCI World ex-US Small-Cap Growth Index. The China Opportunities Fund gained 21.50% versus 12.97% for the MSCI China Index. The Emerging Markets Fund returned 14.96% versus 6.70% for the MSCI EM Small-Cap Index. The Small-Cap Value Fund has slightly trailed year-to-date, returning 12.05% versus 13.47% for the Russell 2000 Value Index. The Global Opportunities Fund returned 20% versus 15.01% for the MSCI ACWI Small-Cap Index.
US-China trade negotiations, macroeconomic growth and interest rate expectations remain front and center in the minds of many investors. Concerns over these three variables led to a significant correction in the fourth quarter of 2018. In the first quarter of 2019, however, interest rate expectations shifted markedly. Equities rallied sharply as muted inflation data and slowing economic growth in Europe and China curtailed the risk of further interest rate increases. By the end of the second quarter, any residual talk of rising rates was dead, replaced by a new base-case expectation for a cut in interest rates in the second half of the year, with Chairman Powell affirming this bias in his July 10th Congressional testimony. That’s a big positive for stocks and equity market results reflect this.
On the other hand, trade developments and slowing global growth are less soothing. There has been little apparent progress made in the US-China trade dispute. Indeed, President Trump fueled the fire by blacklisting Chinese tech goliath Huawei, a leader in 5G technology, on “national security grounds.” While trade discussions continue, the fundamental issues between the US and China may prove difficult to solve in the near term, particularly without one party losing face in the process. Trade uncertainties have likely contributed to slowing global economic growth, and the economic outlook is mixed but incrementally negative. By many metrics the US economy remains healthy, boasting reasonable GDP growth, muted inflation and the lowest unemployment rate in five decades. On the other hand, many expect weaker growth ahead as global trade headwinds deter business investment. Additionally, throughout Europe and Asia, manufacturing, trade and investment are soft. The effect of tariffs and trade uncertainty casts a long shadow on future growth expectations.
Outlook
Looking forward, we think the inflection point is linked to the U.S.-China trade issue. We believe recent economic weakness and the resulting impact on corporate earnings in early 2019 is tied to the uncertainty regarding the path forward with trade. Discussions we’ve had with management teams suggest caution pending more trade clarity and, hopefully, a favorable outcome. A “win-win” deal between the two countries should reaccelerate economic growth, boosted by some pent-up demand as tentative management teams reverse course. A negative outcome that leads to additional protectionist measures could very well tip the global economy into recession and throw a wet blanket on equities until the smoke clears. We still believe there is ample motivation for both countries to take the high road, but realistically believe resolution may not happen in the near term.

PRESIDENT’S LETTER  (continued)
Investing, however, is not a game of absolute outcomes, but rather one of outcomes relative to expectations. Even with the S&P 500 near an all-time high, investor sentiment remains decidedly pessimistic. A recent Merrill Lynch fund flow survey suggests that investors are the most bearish that they have been since the global financial crisis. Cash allocation is among the highest in 16  years, equity allocation the lowest since March 2009 and, helped by falling inflation expectations, bond allocation is near an 8-year high. Money has flowed into “safe havens” such as gold, which gained 9.2% during the second quarter, and government bonds, which roared to multi-year highs. The U.S. 10-year Treasury yield dropped below 2% late in the quarter, down over 120 basis points since last November as rate cuts by the Federal Reserve are expected as soon as July. Ten-year yields are negative again in Germany, and even Greek 10-year bonds have rallied to the point that they inexplicably yield only about 25 basis points more than similarly termed U.S. paper. Historically these measures have proven to be good contrarian indicators, especially when positioned towards the extreme end. Also, at the individual company level, earnings expectations at global small-cap firms have remained conservative, driven by the dual uncertainties of tariffs and soft global manufacturing data. A low bar in earnings guidance makes it easier for companies to beat expectations, even while recognizing the risks ahead.
Valuation Recap
With respect to our growth-oriented funds, the average forward P/E ratio as of June 30, 2019 was 16.9 times for the Global Opportunities Fund (versus 16.3 last quarter), 16.6 times for the Small-Cap Opportunities Fund (versus 15.7 last quarter), 14.8 times for the Micro-Cap Fund (versus 12.9 last quarter), 18.5 times for the International Opportunities Fund (versus 18.3 last quarter), 17.8 times for the China Opportunities Fund (versus 16.7 last quarter), and 17.9 times for the Emerging Markets Fund (versus 19.0 times last quarter). Each of these funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies expected to grow faster than current market expectations. For the Small-Cap Value Fund, the average P/E ratio was 12.6 times (versus 14.1 last quarter). As of June  30, 2019, the weighted average market capitalization was $3.3 billion for the Global Opportunities Fund, $2.7 billion for the Small-Cap Opportunities Fund, $1.0 billion for the Micro-Cap Fund, $2.9 billion for the Small-Cap Value Fund, $4.3 billion for the International Opportunities Fund, $2.2  billion for the Emerging Markets Fund, and $69.5 billion for the China Opportunities Fund. Note the China Opportunities Fund’s market cap is skewed upward due to two mega-cap holdings, even though the majority of holdings are small/mid-cap firms (the median market cap for China was $5.9 billion).
We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.
Sincerely,
James W. Oberweis, CFA
President & Portfolio Manager

PRESIDENT’S LETTER  (continued)
For current performance information, please visit www.oberweisfunds.com.
Oberweis Funds Average Annual Total Returns (%) (as of June 30, 2019)
	Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund2	Expense Ratio3
Global Opportunities	OBEGX	4.54	-10.48	6.50	3.76	11.00	8.24	1.50
	OBGIX 1	4.61	-10.30	6.75	4.01	11.28	8.51	1.25
Micro-Cap	OBMCX	2.11	-1.47	18.36	11.51	15.46	10.25	1.55
	OMCIX 1	2.19	-1.21	18.62	11.78	15.74	10.52	1.32
Small-Cap Opportunities	OBSOX	3.03	3.09	15.88	8.73	14.25	7.08	1.55
	OBSIX 1	3.16	3.32	16.19	9.02	14.54	7.35	1.30
Small-Cap Value	OBIVX 4	-0.37	-9.29	6.94	3.16	N/A	9.69	1.55
	OBVLX 4	-0.32	-9.09	7.03	3.21	N/A	9.72	1.29
China Opportunities	OBCHX	-1.90	-11.27	13.05	3.11	8.83	11.33	1.86
	OCHIX 1	-2.73	-10.98	13.34	3.37	9.10	11.61	1.61
International Opportunities	OBIOX	3.13	-10.39	6.40	4.57	14.76	8.36	1.60
Emerging Markets	OBEMX	0.11	-4.53	N/A	N/A	N/A	-8.04	1.75
	OIEMX	0.22	-4.21	N/A	N/A	N/A	-7.78	1.50
1 Institutional Class shares OBGIX, OMCIX, OBSIX and OCHIX performance information was calculated using the historical performance of Investor Class shares for periods prior to May 1, 2017.
2 Life of Fund returns are from commencement of operations on 01/07/87 for the Global Opportunities Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/01/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, 05/01/17 for the Institutional Share Classes and 05/01/18 for the Emerging Markets Fund Share Classes.
3 December 31, 2018 data. Expense ratio is the total net annualized fund operating expense ratio. The expense ratio gross of expense offset arrangements and expense reimbursements was 1.52%, 1.28%, 1.57%, 1.33%, 2.13%, 1.88%, 1.57%, 1.29%, 1.91%, 1.65%,1.77%, 3.99% and 3.74% for OBEGX, OBGIX, OBMCX, OMCIX, OBSOX, OBSIX,OBIVX, OBVLX, OBCHX, OCHIX, OBIOX, OBEMX and OIEMX respectively. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2019 to reduce its management fees or reimburse OBEGX and OBMCX to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.8% of the first $50 million; plus 1.6% of average daily net assets in excess of  $50 million and for OBGIX and OMCIX 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of  $50 million. OAM is also contractually obligated through April 30, 2020 to reduce its management fees or reimburse OBSOX, OBVLX, OBCHX, OBIOX and OBEMX to the extent that total ordinary operating expenses exceed in any one year 1.55%, 1.30%, 2.24%, 1.60% and 1.75% expressed as a percentage of each Fund’s average daily net assets, respectively, and for OBSIX, OCHIX and OIEMX 1.30%, 1.99% and 1.50%, respectively.
4 On October 2, 2017, the Cozad Small Cap Value Fund was reorganized into OBVLX, and adopted the performance history of the Cozad Small Cap Value Fund’s Class I shares. Performance shown before October  2, 2017 is for the Cozad Small Cap Value Fund’s Class I shares. The Cozad Small Cap Value Fund acquired all of the assets and liabilities of the Cozad Small Cap Value Fund I, L.P., from its inception on September 30, 2010, in a tax free reorganization on July 1, 2014. Investor Class share OBIVX performance information was calculated using the historical performance of Institutional Class share for periods prior to May 1, 2018.
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com

PRESIDENT’S LETTER  (continued)
for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the Funds can achieve their objectives. Holdings in the Funds are subject to change. Before investing, consider the Funds’ investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.
The MSCI Zhong Hua Small Cap Growth Index (Net) is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding A share classes, with minimum dividends reinvested net of withholding tax. The MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index (Net) is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax. The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI World Index (Net) is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.The MSCI Emerging Markets Small Cap Index is a free float-adjusted, market capitalization-weighted index that measures the performance of small-cap stocks in 24 emerging markets.The MSCI China Net Index is a free float-adjusted market capitalization-weighted Index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax.
The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value Index is an unmanaged market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies that are included in the Russell 2000 Index. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted growth values.

Oberweis Micro-Cap Fund
At June 30, 2019 (unaudited)
Asset Allocation (%)
Equities	99.1
Other Assets less Liabilities	0.9
100.0
Top Holdings (%)
DMC Global, Inc.	3.7
Tandem Diabetes Care, Inc.	2.8
Vericel Corp.	2.7
Career Education Corp.	2.6
CareDx, Inc.	2.5
Mesa Air Group, Inc.	2.3
MTS Systems Corp.	2.1
MobileIron, Inc.	2.1
Skyline Champion Corp	2.0
Bandwidth, Inc.	2.0
Other Holdings	75.2
100.0
Top Industries (%)
Computer Services Software & Systems	15.6
Medical Equipment	9.1
Education Services	5.0
Metal Fabricating	4.4
Biotechnology	4.2
Communications Technology	3.8
Air Transport	3.8
Machinery-Industrial	2.9
Power Transmission Equipment	2.9
Specialty Retail	2.7
Other Industries	45.6
100.0
Oberweis Small-Cap
Opportunities Fund
At June 30, 2019 (unaudited)
Asset Allocation (%)
Equities	95.8
Other Assets less Liabilities	4.2
100.0
Top Holdings (%)
DMC Global, Inc.	3.4
CACI International, Inc.	2.5
Bandwidth, Inc.	2.4
HMS Hldgs.Corp.	2.4
Cornerstone OnDemand, Inc.	2.3
Tandem Diabetes Care, Inc.	2.2
Vericel Corp.	2.2
Altair Engineering, Inc.	2.1
Sanmina Corp.	2.0
Oshkosh Corp.	2.0
Other Holdings	76.5
100.0
Top Industries (%)
Computer Services Software & Systems	16.5
Medical Equipment	8.5
Metal Fabricating	4.3
Healthcare Services	4.2
Biotechnology	3.5
Communications Technology	3.4
Semiconductors & Components	3.3
Medical & Dental Instruments & Supplies	3.2
Commercial Vehicles & Parts	2.7
Back Office Support, Human Resources & Consulting	2.5
Other Industries	47.9
100.0

Oberweis Small Cap Value Fund
At June 30, 2019 (unaudited)
Asset Allocation (%)
Equities	88.3
REITS	11.5
Other Assets less Liabilities	0.2
100.0
Top Holdings (%)
Williams-Sonoma, Inc.	3.2
Central Pacific Financial Corp.	2.9
Old National Bancorp	2.9
Physicians Realty Trust	2.6
Triumph Group, Inc.	2.5
Ryman Hospitality Properties, Inc.	2.1
Timken Co.	2.1
CACI International, Inc.	1.9
Southwest Gas Hldgs., Inc.	1.9
Hancock Whitney Corp.	1.8
Other Holdings	76.1
100.0
Top Industries (%)
Banks – Diversified	15.8
Computer Services Software & Systems	7.2
Lodging & Resort	4.9
Health Care	3.9
Utilities – Gas Distributors	3.7
Specialty Retail	3.7
Engineering & Contracting Services	3.0
Insurance – Property-Casualty	3.0
Auto Parts	2.9
Metal Fabricating	2.7
Other Industries	49.2
100.0
Oberweis Global Opportunities Fund
At June 30, 2019 (unaudited)
Asset Allocation (%)
Equities	98.2
Other Assets less Liabilities	1.8
100.0
Top Holdings (%)
Tandem Diabetes Care, Inc.	3.9
Afterpay Touch Group Ltd.	3.5
HMS Hldgs.Corp.	3.2
DMC Global, Inc.	3.2
CACI International, Inc.	3.0
CareDx, Inc.	2.7
Skyline Champion Corp	2.7
Evolution Gaming Group AB	2.6
Career Education Corp.	2.4
Malibu Boats, Inc.	2.4
Other Holdings	70.4
100.0
Top Industries (%)
Information Technology Services	12.4
Software	10.8
Biotechnology	8.5
Health Care Equipment & Supplies	6.2
Leisure Products	5.5
Energy Equipment & Services	5.0
Semiconduct & Semi Equip	4.8
Commercial Services & Supply	4.0
Diversified Consumer Services	3.4
Health Care Technology	3.2
Other Industries	36.2
100.0

Oberweis China
Opportunities Fund
At June 30, 2019 (unaudited)
Asset Allocation (%)
Equities	91.9
Other Assets less Liabilities	8.1
100.0
Top Holdings (%)
Alibaba Group Hldg. Ltd. ADS	6.7
Tencent Hldgs. Ltd.	4.8
New Oriental Education & Technology Group, Inc. ADS	2.7
Momo, Inc.	2.5
Shanghai International Airport Co. Ltd.	2.4
Baozun, Inc.	2.3
Anta Sports Products Ltd.	2.3
Shenzhou International Group Hldgs. Ltd.	2.2
Chongqing Zhifei Biological Products Co. Ltd.	2.1
Ctrip.com International Ltd.	1.9
Other Holdings	70.1
100.0
Top Industries (%)
Internet & Direct Marketing Retail	12.7
Interactive Media & Services	8.6
Textiles, Apparel & Luxury Goods	8.5
Diversified Consumer Services	7.5
Real Estate Management & Development	6.0
Biotechnology	5.2
Beverages	4.4
Electronic Equipment, Instruments & Components	4.1
Hotels, Restaurants & Leisure	3.4
Insurance	3.3
Other Industries	36.3
100.0
Oberweis International
Opportunities Fund
At June 30, 2019 (unaudited)
Asset Allocation (%)
Equities	98.4
Other Assets less Liabilities	1.6
100.0
Top Holdings (%)
Evolution Mining Ltd.	4.3
Afterpay Touch Group Ltd.	4.1
Burford Capital Ltd.	3.3
Tele2 AB	2.9
GW Pharmaceuticals PLC	2.9
Intermediate Capital Group PLC	2.8
Sushiro Global Hldgs. Ltd.	2.5
Evolution Gaming Group AB	2.5
SOITEC SA	2.3
Edenred	2.3
Other Holdings	70.1
100.0
Top Industries (%)
Information Technology Services	9.4
Capital Markets	8.8
Commercial Services & Supply	5.7
Software	5.6
Biotechnology	5.2
Hotels, Restaurants & Leisure	5.0
Professional Services	4.9
Metals & Mining	4.6
Machinery	4.3
Food Products	3.9
Other Industries	42.6
100.0

Oberweis Emerging Markets Fund
At June 30, 2019 (unaudited)
Asset Allocation (%)
Equities	93.3
Other Assets less Liabilities	6.7
100.0
Top Holdings (%)
Baozun, Inc.	2.4
Nissin Foods Co. Ltd.	2.3
Clicks Group Ltd.	2.3
Sichuan Swellfun Co. Ltd.	2.2
Geopark Ltd.	2.1
Hugel, Inc.	2.1
Taiwan Union Technology Corp.	2.1
M31 Technology Corp.	2.1
AfreecaTV Co. Ltd.	2.0
Cj Logistics Corp.	1.9
Other Holdings	78.5
100.0
Top Industries (%)
Food Products	10.8
Electronic Equipment, Instruments & Components	7.7
Semiconduct & Semi Equip	5.3
Machinery	4.8
Pharmaceuticals	4.7
Software	4.1
Internet & Direct Marketing Retail	3.9
Beverages	3.7
Biotechnology	3.4
Energy Equipment & Services	3.1
Other Industries	48.5
100.0

OBERWEIS MICRO-CAP FUND
Schedule of Investments June 30, 2019 (unaudited)
	SHARES	VALUE
Equities – 99.1%
Advertising Agencies – 0.4%
Marchex, Inc.*	75,000	$352,500
Aerospace – 0.6%
Ducommun, Inc.*	10,150	457,461
Air Transport – 3.8%
Mesa Air Group, Inc.*	199,900	1,827,086
SkyWest, Inc.	19,200	1,164,864
		2,991,950
Alternative Energy – 1.6%
Ameresco, Inc.*	87,008	1,281,628
Banks – Diversified – 2.2%
CenterState Bank Corp.	22,000	506,660
Enterprise Financial Services Corp.	15,300	636,480
Southern National Bancorp of Virginia, Inc.	36,800	563,408
		1,706,548
Biotechnology – 4.2%
Champions Oncology, Inc.*	48,033	376,098
Veracyte, Inc.*	28,800	821,088
Vericel Corp.*	112,300	2,121,347
		3,318,533
Casinos & Gambling – 0.7%
Eldorado Resorts, Inc.*	12,100	557,447
Commercial Services – Rental & Leasing – 2.0%
Herc Hldgs., Inc.*	13,100	600,373
McGrath RentCorp.*	15,900	988,185
		1,588,558
Commercial Vehicles & Parts – 0.9%
Rush Enterprises, Inc.	18,500	675,620
Communications Technology – 3.8%
Bandwidth, Inc.*	21,000	1,575,420
Comtech Telecommunications Corp.	28,600	803,946
Digi International, Inc.*	49,900	632,732
		3,012,098

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Computer Services Software & Systems – 15.6%
Blucora, Inc.*	32,300	$980,951
Carbonite, Inc.*	53,400	1,390,536
Digital Turbine, Inc.*	130,000	650,000
Mitek Systems, Inc.*	119,900	1,191,806
MobileIron, Inc.*	260,900	1,617,580
Model N, Inc.*	65,400	1,275,300
OneSpan, Inc.*	55,300	783,601
TechTarget, Inc.*	33,500	711,875
Telaria, Inc.*	166,800	1,254,336
Upland Software, Inc.*	28,800	1,311,264
Zix Corp.*	121,100	1,100,799
		12,268,048
Diversified Manufacturing Operations – 2.0%
Federal Signal Corp.	40,100	1,072,675
Harsco Corp.*	18,800	515,872
		1,588,547
Diversified Materials & Processing – 0.6%
Synalloy Corp.*	28,754	449,137
Education Services – 5.0%
Career Education Corp.*	106,659	2,033,987
Rosetta Stone, Inc.*	66,800	1,528,384
Zovio, Inc.*	105,721	378,481
		3,940,852
Financial Data & Systems – 1.2%
Cardtronics PLC.*	35,100	958,932
Home Building – 0.7%
Century Communities, Inc.*	22,000	584,760
Healthcare Services – 1.8%
NextGen Healthcare, Inc.*	39,400	784,060
OptimizeRx Corp.*	37,000	599,400
		1,383,460
Household Furnishings – 0.7%
American Woodmark Corp.*	6,800	575,416
Insurance: Multi-Line – 1.5%
eHealth, Inc.*	13,500	1,162,350
Leisure Time – 1.5%
Clarus Corp.	83,500	1,205,740

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Machinery – Industrial – 2.9%
Columbus McKinnon Corp.	15,400	$646,338
MTS Systems Corp.	28,300	1,656,399
		2,302,737
Manufactured Housing – 2.0%
Skyline Champion Corp*	59,003	1,615,502
Medical & Dental Instruments & Supplies – 2.2%
Atricure, Inc.*	38,200	1,139,888
CryoLife, Inc.*	19,544	584,952
		1,724,840
Medical Equipment – 9.1%
Accuray, Inc.*	256,400	992,268
CareDx, Inc.*	55,500	1,997,445
Tactile Systems Technology, Inc.*	16,200	922,104
Tandem Diabetes Care, Inc.*	34,700	2,238,844
Varex Imaging Corp.*	33,940	1,040,261
		7,190,922
Medical Services – 0.5%
NeoGenomics, Inc.*	17,300	379,562
Metal Fabricating – 4.4%
DMC Global, Inc.	46,065	2,918,218
Northwest Pipe Co.*	22,800	587,784
		3,506,002
Metals & Minerals – Diversified – 1.9%
Materion Corp.	21,575	1,463,001
Oil Well Equipment & Services – 2.4%
Matrix Service Co.*	27,600	559,176
Solaris Oilfield Infrastructure, Inc.	88,800	1,330,224
		1,889,400
Power Transmission Equipment – 2.9%
Powell Industries, Inc.	26,600	1,010,800
Vicor Corp.*	40,130	1,246,037
		2,256,837
Recreational Vehicles & Boats – 2.6%
Malibu Boats, Inc.*	29,678	1,152,990
MasterCraft Boat Hldgs., Inc.*	46,400	908,976
		2,061,966

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Rental & Leasing Services – 1.3%
Rent-A-Center, Inc.*	38,200	$1,017,266
Restaurants – 1.7%
BJ’s Restaurants, Inc.	18,100	795,314
Noodles & Co.*	67,600	532,688
		1,328,002
Scientific Instruments – Control & Filter – 1.5%
Napco Security Technologies, Inc.*	39,137	1,161,586

Scientific Instruments – Electrical – 1.4%
Allied Motion Technologies, Inc.	28,600	1,083,940
Semiconductors & Components – 2.5%
Adesto Technologies Corp.*	78,600	640,590
Camtek Ltd.*	100,800	851,760
Pixelworks, Inc.*	158,356	467,150
		1,959,500
Specialty Retail – 2.7%
America’s Car-Mart, Inc.*	8,800	757,504
Boot Barn Hldgs., Inc.*	39,100	1,393,524
		2,151,028
Telecommunications Equipment – 2.1%
Airgain, Inc.*	41,900	592,885
Knowles Corp.*	58,500	1,071,135
		1,664,020
Tobacco – 2.3%
Pyxus International, Inc.*	39,500	600,400
Turning Point Brands, Inc.	24,100	1,180,418
		1,780,818
Waste & Environmental Services & Equipment – 1.9%
LiqTech International, Inc.*	149,980	1,486,302
Total Equities
(Cost: $67,713,517)		$78,082,816
Total Investments – 99.1%
(Cost: $67,713,517)		$78,082,816
Other Assets Less Liabilities – 0.9%		731,080
Net Assets – 100%		$78,813,896

* Non-income producing security during the period ended June 30, 2019
See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments June 30, 2019 (unaudited)
	SHARES	VALUE
Equities – 95.8%
Air Transport – 2.4%
Mesa Air Group, Inc.*	10,600	$96,884
SkyWest, Inc.	3,000	182,010
		278,894
Back Office Support, Human Resources, & Consulting – 2.5%
Insperity, Inc.	1,300	158,782
Trinet Group, Inc.*	2,000	135,600
		294,382
Banks – Diversified – 2.0%
Banner Corp.	1,400	75,810
Enterprise Financial Services Corp.	2,400	99,840
Peoples Bancorp, Inc.	1,900	61,294
		236,944
Banks-Savings, Thrift & Mortgage Lending – 0.6%
Meta Financial Group, Inc.	2,300	64,515
Biotechnology – 3.5%
Repligen Corp.*	1,800	154,710
Vericel Corp.*	13,300	251,237
		405,947
Building Materials – 1.1%
Trex Co., Inc.*	1,700	121,890
Casinos & Gambling – 1.2%
Eldorado Resorts, Inc.*	3,100	142,817
Chemicals-Diversified – 0.8%
Ingevity Corp.*	900	94,653
Commercial Services – Rental & Leasing – 2.3%
Herc Hldgs., Inc.*	2,300	105,409
McGrath RentCorp.	2,600	161,590
		266,999
Commercial Vehicles & Parts – 2.7%
Oshkosh Corp.	2,700	225,423
Rush Enterprises, Inc.	2,400	87,648
		313,071
Communications Technology – 3.4%
Bandwidth, Inc.*	3,700	277,574
Plantronics, Inc.	3,100	114,824
		392,398

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Computer Services Software & Systems – 16.5%
Altair Engineering, Inc.*	5,900	$238,301
Blucora, Inc.*	4,400	133,628
CACI International, Inc.*	1,400	286,426
Cornerstone OnDemand, Inc.*	4,600	266,478
Envestnet, Inc.*	2,200	150,414
Mercury Systems, Inc.*	1,200	84,420
Rapid7, Inc.*	2,000	115,680
SPS Commerce, Inc.*	900	91,989
Synnex Corp.	1,800	177,120
Upland Software, Inc.*	4,500	204,885
Verint Systems, Inc.*	2,900	155,962
		1,905,303
Construction – 0.9%
EMCOR Group, Inc.	1,200	105,720
Containers & Packaging – 1.3%
Graphic Packaging Hldg. Co.	10,900	152,382
Diversified Manufacturing Operations – 1.4%
Federal Signal Corp.	5,900	157,825
Diversified Materials & Processing – 1.0%
Cabot Microelectronics Corp.	1,100	121,088
Diversified Metals & Minerals – 1.8%
Materion Corp.	3,000	203,430
Diversified Retail – 0.4%
Etsy, Inc.*	700	42,959
Education Services – 1.7%
Strategic Education, Inc.	1,100	195,800
Electronic Components – 1.3%
Rogers Corp.*	900	155,322
Energy Equipment – 1.4%
Arcosa, Inc.*	4,200	158,046
Engineering & Contracting Services – 1.8%
Tetra Tech, Inc.	2,600	204,230
Financial Data & Systems – 1.1%
Cardtronics PLC*	4,700	128,404
Foods – 0.7%
Performance Food Group Co.*	2,000	80,060

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Healthcare Services – 4.2%
Amedisys, Inc.*	700	$84,987
HMS Hldgs. Corp.*	8,500	275,315
Omnicell, Inc.*	1,500	129,045
		489,347
Insurance – Multi-Line – 0.6%
National General Hldgs. Corp.	3,000	68,820
Insurance – Property Casualty – 0.5%
NMI Hldgs., Inc.*	2,000	56,780
Machinery – Industrial – 0.8%
Altra Industrial Motion Corp.	2,700	96,876
Manufactured Housing – 1.3%
Skyline Champion Corp.*	5,400	147,852
Medical & Dental Instruments & Supplies – 3.2%
Atricure, Inc.*	6,000	179,040
CryoLife, Inc.*	2,900	86,797
Wright Medical Group N.V.*	3,300	98,406
		364,243
Medical Equipment – 8.5%
CareDx, Inc.*	6,000	215,940
iRhythm Technologies, Inc.*	1,500	118,620
Penumbra, Inc.*	1,000	160,000
Tactile Systems Technology, Inc.*	2,200	125,224
Tandem Diabetes Care, Inc.*	4,000	258,080
Varex Imaging Corp.*	3,400	104,210
		982,074
Metal Fabricating – 4.3%
DMC Global, Inc.	6,201	392,833
Timken Co.	2,000	102,680
		495,513
Office Supplies & Equipment – 1.0%
Herman Miller, Inc.*	2,700	120,690
Oil Well Equipment & Services – 1.7%
Oceaneering International, Inc.*	9,400	191,666
Publishing – 0.8%
The New York Times Co.	2,800	91,336

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Recreational Vehicles & Boats – 2.2%
Malibu Boats, Inc.*	4,000	$155,400
MasterCraft Boat Hldgs., Inc.*	5,100	99,909
		255,309
Restaurants – 1.0%
BJ’s Restaurants, Inc.	2,700	118,638
Semiconductors & Components – 3.3%
Inphi Corp.*	3,400	170,340
Lattice Semiconductor Corp.*	7,000	102,130
Monolithic Power Systems, Inc.	800	108,624
		381,094
Specialty Retail – 1.7%
Asbury Automotive Group, Inc.*	1,500	126,510
Five Below, Inc.*	600	72,012
		198,522
Technology – Miscellaneous – 2.0%
Sanmina Corp.*	7,500	227,100
Telecommunications Equipment – 2.4%
Knowles Corp.*	8,200	150,142
Viavi Solutions, Inc.*	9,600	127,584
		277,726
Textiles Apparel & Shoes – 1.8%
Deckers Outdoor Corp.*	1,200	211,164
Truckers – 0.7%
Saia, Inc.*	1,100	71,137
Total Equities
(Cost: $9,735,904)		$11,068,966
Total Investments – 95.8%
(Cost: $9,735,904)		$11,068,966
Other Assets Less Liabilities – 4.2%		490,643
Net Assets – 100%		$11,559,609

* Non-income producing security during the period ended June 30, 2019
See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND
Schedule of Investments June 30, 2019 (unaudited)
	SHARES	VALUE
Equities – 88.3%
Aerospace 2.5%
Triumph Group, Inc.	28,620	$655,398
Air Transport – 2.1%
Air Transport Services Group, Inc.*	8,000	195,200
SkyWest, Inc.	2,800	169,876
Spirit Airlines, Inc.*	4,100	195,693
		560,769
Auto Parts – 2.9%
Dana, Inc.	19,100	380,854
Tower International, Inc.	20,190	393,705
		774,559
Banks – Diversified – 15.8%
Associated Banc-Corp	21,440	453,242
Central Pacific Financial Corp.	25,580	766,377
Eagle Bancorp, Inc.	6,700	362,671
Fulton Financial Corp.	22,000	360,140
Hancock Whitney Corp.	12,075	483,725
Hanmi Financial Corp.	5,800	129,166
Hope Bancorp, Inc.	33,900	467,142
Old National Bancorp	46,000	763,140
Simmons First National Corp.	18,068	420,262
		4,205,865
Banks – Savings, Thrifts & Mortgage Lending – 0.7%
Flushing Financial Corp.	8,100	179,820
Biotechnology – 0.9%
Ligand Pharmaceuticals, Inc.*	2,200	251,130
Building Materials – 0.7%
Quanex Building Products Corp.	10,000	188,900
Chemicals – Diversified – 0.3%
Trinseo SA	1,800	76,212
Commercial Finance & Mortgage – 1.2%
Walker & Dunlop, Inc.	6,166	328,093
Commercial Vehicles & Parts – 1.7%
Oshkosh Corp.	5,310	443,332
Communications Technology – 1.6%
Comtech Telecommunications Corp.*	7,500	210,825
Plantronics, Inc.	5,500	203,720
		414,545

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND  (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Computer Services Software & Systems – 7.2%
Blucora, Inc.*	5,200	$157,924
Caci International, Inc.*	2,500	511,475
LogMeIn, Inc.	2,200	162,096
SYNNEX Corp.	4,086	402,062
Verint Systems, Inc.*	7,680	413,030
Zix Corp.*	29,694	269,918
		1,916,505
Consumer Services – Miscellaneous – 0.8%
Cars.com, Inc.*	11,200	220,864
Containers & Packaging – 2.2%
Graphic Packaging Hldg. Co.	22,100	308,958
Owens-Illinois, Inc.	16,000	276,320
		585,278
Diversified Financial Services – 1.7%
Stifel Financial Corp.	7,650	451,809
Diversified Manufacturing Operations – 1.4%
Federal Signal Corp.	14,080	376,640
Diversified Materials & Processing – 0.7%
Belden, Inc.	3,300	196,581
Diversified Retail – 0.8%
Big Lots, Inc.	7,400	211,714
Engineering & Contracting Services – 3.0%
MasTec, Inc.*	7,800	401,934
Tetra Tech, Inc.	5,080	399,034
		800,968
Entertainment – 1.1%
AMC Entertainment Hldgs., Inc.	30,400	283,632
Environmental, Maintenance, & Security Services – 1.7%
Brink’s Co.	1,551	125,910
UniFirst Corp.	1,700	320,569
		446,479
Financial Data & Systems – 1.1%
Corelogic, Inc.*	3,900	163,137
Green Dot Corp.*	2,800	136,920
		300,057
Healthcare Facilities – 1.5%
National HealthCare Corp.	5,000	405,750

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND  (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Healthcare Services – 2.5%
MEDNAX, Inc.*	14,900	$375,927
Premier, Inc.*	7,400	289,414
		665,341
Insurance – Life – 1.7%
CNO Financial Group, Inc.	26,930	449,192
Insurance – Property-Casualty – 3.0%
Heritage Insurance Hldgs., Inc.	24,893	383,601
Radian Group, Inc.	17,600	402,160
		785,761
Machinery – Agricultural – 1.8%
Agco Corp.	6,150	477,056
Machinery – Construction & Handling – 0.5%
Terex Corp.	4,200	131,880
Metal Fabricating – 2.7%
Timken Co.	10,700	549,338
Worthington Industries, Inc.	4,300	173,118
		722,456
Metals & Minerals – Diversified – 1.1%
Cleveland-Cliffs, Inc.*	14,800	157,916
U.S. Silica Hldgs. Inc.	10,656	136,290
		294,206
Oil Crude Producer – 2.4%
Gulfport Energy Corp.*	56,300	276,433
W&T Offshore, Inc.*	70,500	349,680
		626,113
Oil Refining & Marketing – 1.3%
PBF Energy, Inc.	11,100	347,430
Semiconductors & Components – 1.4%
Vishay Intertechnology, Inc.	23,000	379,960
Shipping – 1.5%
Matson, Inc.	10,280	399,378
Specialty Retail – 3.7%
Urban Outfitters, Inc.*	5,800	131,950
Williams-Sonoma, Inc.	12,920	839,800
		971,750
Steel – 1.2%
Carpenter Technology Corp.	6,850	328,663

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND  (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Technology – Miscellaneous – 2.4%
Benchmark Electronics, Inc.	18,900	$474,768
Plexus Corp.*	2,800	163,436
		638,204
Textiles Apparel & Shoes – 1.3%
Wolverine World Wide, Inc.	12,850	353,889
Truckers – 0.5%
Werner Enterprises, Inc.	4,500	139,860

Utilities – Electrical – 1.8%
Portland General Electric Co.	8,900	482,113
Utilities – Gas Distributors – 3.7%
New Jersey Resources Corp.	9,700	482,769
Southwest Gas Hldgs., Inc.	5,550	497,391
		980,160
Utilities – Telecommunications – 0.2%
Iridium Communications, Inc.*	1,962	45,636
Total Equities
(Cost: $22,341,615)		$23,493,948
Real Estate Investment Trusts – 11.5%
Healthcare – 3.9%
National Health Investors, Inc.	4,565	356,207
Physicians Realty Trust	39,281	685,061
		1,041,268
Lodging & Resort – 4.9%
Hersha Hospitality Trust	28,205	466,511
Ryman Hospitality Properties, Inc.	7,005	568,035
Xenia Hotels & Resorts, Inc.	12,400	258,540
		1,293,086
Office – 1.7%
Cousins Properties, Inc.	12,166	440,044
Other Specialty – 1.0%
CyrusOne, Inc.	4,800	277,056
Total Real Estate Investment Trusts (Cost: $2,791,873)		$3,051,454
Total Investments – 99.8% (Cost: $25,133,488)		$26,545,402
Other Assets Less Liabiltites – 0.2%		55,946
Net Assets – 100%		$26,601,348

* Non-income producing security during the period ended June 30, 2019
See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND
Schedule of Investments June 30, 2019 (unaudited)
	SHARES	VALUE
Equities – 98.2%
Australia – 3.5%
Afterpay Touch Group Ltd.*	87,100	$1,532,994
Belgium – 1.2%
Galapagos NV*	4,000	516,034
Canada – 1.1%
Parkland Fuel Corp.	14,500	460,045
China – 12.6%
A-Living Services Co. Ltd.	296,750	502,200
Anton Oilfied Services Group	5,992,000	790,066
Baozun, Inc.*	10,000	498,600
Chongqing Zhifei Biological Products Co. Ltd.	70,300	441,147
CRRC Corp. Ltd.	980,000	819,207
Fu Shou Yuan International Group Ltd.	500,000	438,445
GDS Hldgs. Ltd.*	12,800	480,896
Hualan Biological Engineering, Inc.	120,000	532,708
Kingdee International Software Group Co. Ltd.	500,000	540,855
Shenzhou International Group Hldgs. Ltd.	34,200	470,202
		5,514,326
France – 3.6%
Edenred	13,500	688,663
Teleperformance SE	4,500	901,637
		1,590,300
Hong Kong – 1.4%
Ausnutria Dairy Corp. Ltd.	301,000	599,557
Japan – 5.2%
Argo Graphics, Inc.	26,400	581,062
Fancl Corp.*	22,600	555,489
Kusuri no Aoki Hldgs. Co. Ltd.	8,400	589,788
Nihon Unisys Ltd.*	16,400	549,886
		2,276,225
South Korea – 0.7%
CJ Logistics Corp.*	2,700	314,511
Sweden – 8.8%
Evolution Gaming Group AB	56,500	1,118,294
Fortnox AB	52,000	785,079
Lindab International AB	50,000	575,047
MIPS AB	44,265	882,802
Thule Group AB	19,600	484,185
		3,845,407

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
United Kingdom – 5.4%
Burford Capital Ltd.	19,800	$389,764
Fevertree Drinks PLC	15,000	441,580
Nomad Foods Ltd.*	25,830	551,729
Serco Group PLC*	300,000	548,641
Spirent Communications PLC	212,700	412,758
		2,344,472
United States Of America – 54.7%
Altair Engineering, Inc.*	14,900	601,811
Atricure, Inc.*	11,800	352,112
Bandwidth, Inc.*	8,000	600,160
Benchmark Electronics, Inc.	20,000	502,400
Blucora, Inc.*	16,900	513,253
Cabot Microelectronics Corp.	4,000	440,320
CACI International, Inc.*	6,500	1,329,835
Carbonite, Inc.*	36,200	942,648
CareDx, Inc.*	33,200	1,194,868
Career Education Corp.*	54,700	1,043,129
Cornerstone OnDemand, Inc.*	9,200	532,956
Deckers Outdoor Corp.*	5,100	897,447
DMC Global, Inc.	22,300	1,412,705
Envestnet, Inc.*	10,000	683,700
HMS Hldgs. Corp.*	43,700	1,415,443
Inphi Corp.*	17,100	856,710
Malibu Boats, Inc.*	26,800	1,041,180
MobileIron, Inc.*	98,800	612,560
Monolithic Power Systems, Inc.	5,900	801,102
Sanmina Corp.*	16,100	487,508
Skyline Champion Corp.*	42,500	1,163,650
SkyWest, Inc.	15,100	916,117
Tactile Systems Technology, Inc.*	11,400	648,888
Tandem Diabetes Care, Inc.*	26,500	1,709,780
Trex Co., Inc.*	10,200	731,340
Upland Software, Inc.*	21,400	974,342
Vericel Corp.*	53,500	1,010,615
Vicor Corp.*	14,100	437,806
		23,854,385
Total Equities (Cost: $37,843,118)		$42,848,256
Total Investments – 98.2% (Cost: $37,843,118)		$42,848,256
Other Assets Less Liabilities – 1.8%		793,811
Net Assets – 100%		$43,642,067

* Non-income producing security during the period ended June 30, 2019
See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Communication Services	1.4%
Consumer Discretionary	18.4%
Consumer Staples	6.3%
Energy	6.1%
Financials	2.1%
Health Care	17.9%
Industrials	14.7%
Information Technology	31.3%
See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments June 30, 2019 (unaduited)
	SHARES	VALUE
Equities – 91.9%
Beverages – 4.4%
China Resources Beer Hldgs. Co. Ltd.	190,000	$902,364
Kweichow Moutai Co. Ltd.	11,475	1,643,988
Tsingtao Brewery Co. Ltd.*	190,000	1,210,044
		3,756,396
Biotechnology – 5.2%
Chongqing Zhifei Biological Products Co. Ltd.	289,982	1,819,697
Hualan Biological Engineering, Inc.	299,843	1,331,071
Innovent Biologics, Inc.*	380,000	1,281,795
		4,432,563
Capital Markets – 1.8%
Hong Kong Exchanges & Clearing Ltd.	25,000	882,650
Huatai Securities Co. Ltd.*	400,000	688,198
		1,570,848
Commercial Service & Supply – 1.8%
A-Living Services Co. Ltd.	900,000	1,523,100
Communications Equipment – 0.9%
BYD Electronic International Co. Ltd.	550,000	785,744
Construction Materials – 2.5%
Anhui Conch Cement Co. Ltd.	220,000	1,378,573
Huaxin Cement Co. Ltd.*	249,939	736,902
		2,115,475
Diversified Consumer Services – 7.5%
China Education Group Hldgs. Ltd.	800,000	1,249,408
Fu Shou Yuan International Group Ltd.	1,550,000	1,359,179
New Oriental Education & Technology Group, Inc. ADS*	24,000	2,317,920
TAL Education Group ADS*	40,000	1,524,000
		6,450,507
Diversified Telecommunication Services – 1.7%
China Tower Corp. Ltd.	5,500,000	1,443,348
Electronic Equipment, Instruments & Components – 4.1%
AAC Technologies Hldgs., Inc.	130,000	738,060
Luxshare Precision Industry Co. Ltd.*	399,857	1,443,218
Sunny Optical Technology Group Co. Ltd.	130,000	1,342,986
		3,524,264

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaduited)

	SHARES	VALUE
Energy Equipment & Services – 1.5%
Anton Oilfield Services Group	9,500,000	$1,252,608
Entertainment – 2.0%
HUYA, Inc.*	55,000	1,359,050
NetEase, Inc.	1,500	383,655
		1,742,705
Food Products – 2.5%
Ausnutria Dairy Corp. Ltd.	600,000	1,195,130
Chacha Food Co. Ltd.	249,906	918,732
		2,113,862
Hotels, Restaurants & Leisure – 3.4%
China International Travel Service Corp. Ltd.	119,907	1,547,655
Yum China Hldgs., Inc.	30,000	1,386,000
		2,933,655
Household Durables – 1.2%
Gree Electric Appliances, Inc. of Zhuhai	129,843	1,039,757
Insurance – 3.3%
New China Life Insurance Co. Ltd.*	290,000	1,410,704
Ping An Insurance Group Co. of China Ltd.	122,000	1,464,931
		2,875,635
Interactive Media & Services – 8.6%
Momo, Inc.	60,000	2,148,000
Tencent Hldgs. Ltd.	91,000	4,107,505
YY, Inc.*	17,000	1,184,730
		7,440,235
Internet & Direct Marketing Retail – 12.7%
Alibaba Group Hldg. Ltd. ADS*	34,000	5,761,300
Baozun, Inc.*	40,000	1,994,400
Ctrip.com International Ltd.*	45,000	1,660,950
Pinduoduo, Inc.*	30,000	618,900
Tongcheng-Elong Hldgs. Ltd.*	450,000	892,891
		10,928,441
Information Technology Services – 1.7%
GDS Hldgs. Ltd.*	39,621	1,488,561

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaduited)

	SHARES	VALUE
Life Sciences Tools & Services – 2.0%
Frontage Hldgs. Corp.*	1,500,000	$599,101
Hangzhou Tigermed Consulting Co. Ltd.*	40,000	449,019
WuXi AppTec Co. Ltd.*	80,000	701,512
		1,749,632
Machinery – 2.6%
CRRC Corp. Ltd.	900,000	752,333
Zhongji Innolight Co. Ltd.	139,931	692,496
Zoomlion Heavy Industry Science & Technology Co. Ltd.	1,200,000	788,049
		2,232,878
Metals & Mining – 0.8%
Aluminum Corp. of China Ltd.*	2,000,000	709,193
Pharmaceuticals – 1.0%
Sino Biopharmaceutical Ltd.	850,000	869,401
Real Estate Management & Development – 6.0%
China Jinmao Hldgs. Group Ltd.	1,900,000	1,155,318
China Overseas Property Hldgs. Ltd.	2,800,000	1,458,837
CIFI Holdings Group Co. Ltd.*	500,000	329,634
Longfor Group Hldgs. Ltd.	400,000	1,507,994
Sunac China Hldgs. Ltd.	150,000	737,356
		5,189,139
Software – 1.1%
Kingdee International Software Group Co. Ltd.	900,000	973,540
Textiles, Apparel & Luxury Goods – 8.5%
ANTA Sports Products Ltd.	290,000	1,991,692
JNBY Design Ltd.	500,000	916,574
Li Ning Co. Ltd.	600,000	1,414,801
Shenzhou International Group Hldgs. Ltd.	140,000	1,924,806
Xtep International Hldgs. Ltd.	1,700,000	1,025,002
		7,272,875
Transportation Infrastructure – 2.4%
Shanghai International Airport Co. Ltd.*	169,960	2,073,184
Utilities – Gas – 0.7%
ENN Energy Hldgs. Ltd.	60,000	583,740
Total Equities
(Cost: $61,585,922)		$79,071,286

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaduited)

	SHARES	VALUE
Total Investments – 91.9%
(Cost: $61,585,922)		$79,071,286
Other Assets Less Liabilities – 8.1%		6,991,585
Net Assets – 100%		$86,062,871

* Non-income producing security during the period ended June 30, 2019
ADS — American depositary share
COUNTRY ALLOCATION (As a percentage of Net Assets)
China (Includes the People’s Republic of China and Hong Kong)	91.9%
See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments June 30, 2019 (unaudited)
	SHARES	VALUE
Equities – 98.4%
Australia – 14.4%
Afterpay Touch Group Ltd.*	1,023,000	$18,005,202
ALS Ltd.	591,200	3,046,481
Altium Ltd.	226,800	5,445,493
Appen Ltd.*	243,300	4,780,937
Avita Medical Ltd.*	3,409,700	1,005,388
Evolution Mining Ltd.	6,245,900	19,118,312
Nearmap Ltd.*	3,380,700	8,971,529
Webjet Ltd.	351,500	3,356,080
		63,729,422
Belgium – 4.7%
Argenx SE*	51,000	7,220,580
Barco NV	29,600	6,233,705
Galapagos NV*	54,800	7,069,661
		20,523,946
Canada – 9.6%
Air Canada*	329,800	9,995,237
ATS Automation Tooling Systems, Inc.*	463,900	7,545,105
CAE, Inc.	154,400	4,151,210
Cogeco Communications, Inc.*	55,600	3,998,479
Element Fleet Management Corp.	889,800	6,495,486
Gibson Energy, Inc.	132,600	2,364,241
Martinrea International, Inc.	9,200	76,292
Parex Resources, Inc.*	181,847	2,917,384
Parkland Fuel Corp.	74,700	2,370,025
TFI International, Inc.	85,600	2,590,354
		42,503,813
China – 4.4%
Kingdee International Software Group Co. Ltd.	4,155,000	4,494,508
Wuxi Biologics Cayman, Inc.*	823,500	7,395,128
Yihai International Hldg. Ltd.	1,420,000	7,371,123
		19,260,759
Denmark – 1.4%
GN Store Nord A/S	135,100	6,304,063
France – 8.5%
Edenred	199,600	10,182,006
Rexel SA*	480,700	6,103,042
SOITEC SA*	94,300	10,326,461
SPIE SA	168,400	3,127,100
Teleperformance SE	37,600	7,533,682
		37,272,291

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Germany – 4.0%
Aurelius Equity Opportunities SE*	140,223	$6,658,759
Deutz AG	289,800	2,824,182
Evotec SE*	169,500	4,737,673
Rheinmetall AG	26,900	3,292,910
		17,513,524
Italy – 1.3%
Leonardo SpA	461,100	5,843,711
Japan – 16.8%
BrainPad, Inc.*	51,500	3,057,089
Daifuku Co. Ltd.	99,400	5,577,795
Fancl Corp.	175,400	4,311,181
Kobe Bussan Co. Ltd.*	95,400	4,627,761
Kusuri no Aoki Hldgs. Co. Ltd.	84,500	5,932,987
M&A Capital Partners Co. Ltd.*	96,100	5,187,608
Net One Systems Co. Ltd.*	151,700	4,171,873
Nihon Unisys Ltd.	202,100	6,776,344
Outsourcing, Inc.	341,900	4,141,552
Rakus Co. Ltd.*	126,400	3,057,563
RPA Hldgs., Inc.*	222,400	4,963,079
SHIFT, Inc.*	93,600	4,852,980
Sushiro Global Hldgs. Ltd.*	186,300	11,110,782
TeamSpirit, Inc.*	119,600	2,676,759
UT Group Co. Ltd.	144,500	3,504,777
		73,950,130
Netherlands – 5.2%
AMG Advanced Metallurgical Group NV	37,000	1,148,624
ASM International NV	44,300	2,884,487
ASR Nederland NV	154,000	6,262,270
IMCD NV*	24,200	2,218,012
SBM Offshore NV	252,100	4,867,703
uniQure NV*	70,000	5,470,500
		22,851,596
Norway – 1.8%
Subsea 7 SA	123,048	1,480,673
Tomra Systems ASA	198,100	6,511,604
		7,992,277
Sweden – 6.1%
Evolution Gaming Group AB	551,100	10,907,818
Oncopeptides AB*	194,600	3,038,595
Tele2 AB	877,640	12,806,123
		26,752,536

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Switzerland – 0.3%
AMS AG*	28,300	$1,109,446
United Kingdom – 19.9%
Burford Capital Ltd.	750,000	14,763,780
Fevertree Drinks PLC	227,191	6,688,198
Future PLC	628,500	7,734,525
Games Workshop Group PLC*	62,900	3,966,998
GW Pharmaceuticals PLC*	74,000	12,756,860
Intermediate Capital Group PLC	691,900	12,135,051
JD Sports Fashion PLC	633,100	4,714,882
Nomad Foods Ltd.*	467,200	9,979,392
Pagegroup PLC	500,744	3,262,404
Serco Group PLC*	2,862,851	5,235,592
Spirax-Sarco Engineering PLC	25,700	2,997,899
Spirent Communications PLC	2,087,600	4,051,122
		88,286,703
Total Equities
(Cost: $375,158,774)		$433,894,217
Total Investments – 98.4%
(Cost: $375,158,774)		$433,894,217
Other Assets Less Liabilities – 1.6%		7,157,609
Net Assets – 100%		$441,051,826

* Non-income producing security during the period ended June 30, 2019
SECTOR ALLOCATIONS (As a percentage of Net Assets)
Communication Services	6.7%
Consumer Discretionary	7.7%
Consumer Staples	8.8%
Energy	3.2%
Financials	12.8%
Healthcare	11.2%
Industrials	22.6%
Information Technology	20.6%
Materials	4.6%
Utilities	0.2%
See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND
Schedule of Investments June 30, 2019 (unaudited)
	SHARES	VALUE
Equities – 93.3%
Brazil – 7.5%
Arco Platform Ltd.*	2,600	$113,828
B2W – Companhia Digital*	14,200	120,996
IRB-Brasil Resseguros SA	4,900	125,690
LOG Commercial Properties e Participacoes SA	16,100	83,561
M Dias Branco SA*	6,500	65,948
Odontoprev SA	18,800	89,398
		599,421
Chile – 2.1%
Geopark Ltd.*	9,053	167,843
China – 18.9%
3SBio, Inc.*	63,000	108,230
Baozun, Inc.*	3,800	189,468
Brilliance China Automotive Hldgs. Ltd.*	72,000	79,634
China Isotope & Radiation Corp.	54,200	127,804
Hangzhou Tigermed Consulting Co. Ltd.*	8,500	95,417
Honghua Group Ltd.*	920,000	81,263
Li Ning Co. Ltd.	45,000	106,110
Shanghai Weaver Network Co. Ltd.	12,840	138,714
Sichuan Swellfun Co. Ltd.*	23,900	176,841
Thunder Software Technology Co. Ltd.	8,400	35,565
Toly Bread Co. Ltd.	13,720	83,199
Yantai Jereh Oilfield Services Group Co. Ltd.	26,000	87,445
Yihai International Hldg. Ltd.	15,000	77,864
Zhejiang Sanhua Intelligent Controls Co. Ltd.	26,010	39,952
Zhejiang Supor Co. Ltd.	7,200	79,492
		1,506,998
Hong Kong – 4.9%
Kerry Logistics Network Ltd.	69,000	124,191
Nissin Foods Co. Ltd.	256,000	184,830
SPT Energy Group, Inc.*	762,000	79,012
		388,033
India – 10.1%
Cummins India Ltd.	10,000	110,688
ESAB India Ltd.*	4,100	68,330
Escorts Ltd.*	12,324	95,776
HDFC Asset Management Co. Ltd.*	3,000	89,599
Info Edge (India) Ltd.	2,907	94,636
KEI Industries Ltd.*	16,100	111,979
L&T Technology Services Ltd.*	4,832	122,197
Sanofi India Ltd.	1,337	109,437
		802,642

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Indonesia – 4.7%
PT Ace Hardware Indonesia Tbk	644,000	$82,509
PT Bank Tabungan Pensiunan Nasional Syariah Tbk*	440,000	107,450
PT Indofood Sukses Makmur Tbk	167,500	83,291
PT Mitra Adiperkasa Tbk	1,557,500	99,221
		372,471
Malaysia – 1.5%
My E.G. Services Bhd	337,500	120,871
Mexico – 3.0%
Grupo Herdez, S.A.B. De CV	27,800	59,572
Grupo Lala, S.A.B. De CV	98,000	120,446
Prologis Property Mexico SA De CV	29,200	60,579
		240,597
Philippines – 1.5%
D&L Industries, Inc.	150,000	30,624
Wilcon Depot, Inc.	261,900	85,877
		116,501
South Africa – 4.1%
Adcock Ingram Hldgs. Ltd.	16,977	71,837
AVI Ltd.*	11,600	75,241
Clicks Group Ltd.	12,280	178,982
		326,060
South Korea – 14.2%
AfreecaTV Co. Ltd.	2,792	148,710
Cj Logistics Corp.*	1,192	138,851
Douzone Bizon Co. Ltd.	2,891	155,736
Fila Korea Ltd.	1,185	78,716
Haimarrow Food Service Co. Ltd.	36,389	78,315
Hugel, Inc.*	455	165,347
Koh Young Technology, Inc.	1,463	105,292
Kolmar Korea Co. Ltd.*	1,224	64,028
LG Innotek Co. Ltd.*	1,370	129,329
Tokai Carbon Korea Co. Ltd.*	1,401	66,007
		1,130,331

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)
Schedule of Investments June 30, 2019 (unaudited)

	SHARES	VALUE
Taiwan – 16.8%
Chailease Hldg. Co. Ltd.*	28,000	$115,842
Chroma Ate, Inc.*	27,000	119,963
Innodisk Corp.*	28,413	107,031
LandMark Optoelectronics Corp.	10,000	84,193
Lungyen Life Service Corp.*	38,000	77,567
M31 Technology Corp.	17,000	163,106
Merry Electronics Co. Ltd.*	14,000	76,176
Rexon Industrial Corp. Ltd.	26,000	70,819
SCI Pharmtech, Inc.*	31,000	97,313
Sinbon Electronics Co. Ltd.*	34,000	124,245
Taiwan Union Technology Corp.*	41,000	164,346
TCI Co. Ltd.*	9,746	133,986
		1,334,587
Thailand – 1.2%
Mega Lifesciences PCL	80,200	91,530
Turkey – 1.3%
Ulker Biskuvi Sanayi A.S.*	31,200	104,746
United Kingdom – 1.5%
Stock Spirits Group PLC	41,100	115,096
Total Equities
(Cost: $6,753,546)		$7,417,727
Total Investments – 93.3%
(Cost: $6,753,546)		$7,417,727
Other Assets Less Liabilities – 6.7%		535,576
Net Assets – 100%		$7,953,303

* Non-income producing security during the period ended June 30, 2019
SECTOR ALLOCATIONS (As a percentage of Net Assets)
Communication Services	3.1%
Consumer Discretionary	15.0%
Consumer Staples	19.2%
Energy	5.2%
Financials	5.5%
Health Care	12.0%
Industrials	11.1%
Information Technology	20.0%
Materials	0.4%
Real Estate	1.8%
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities June 30, 2019 (unaudited)
	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
ASSETS
Investment securities at value(a)	$78,082,816	$11,068,966	$26,545,402
Cash	386,670	676,105	—
Receivable from securities sold	629,618	214,216	221,049
Dividends and interest receivable	12,714	2,742	49,683
Prepaid expenses	26,512	15,499	13,729
Total Assets	79,138,330	11,977,528	26,829,863
LIABILITIES
Payable to custodian bank	—	—	93,965
Payable for securities purchased	209,555	396,341	95,747
Payable to advisor (see note 3)	64,122	1,616	17,781
Payable to distributor	12,235	1,242	33
Accrued expenses	38,522	18,720	20,989
Total Liabilities	324,434	417,919	228,515
NET ASSETS	$78,813,896	$11,559,609	$26,601,348
NET ASSETS
Investor Class	$59,883,232	$6,148,399	$171,386
Institutional Class	18,930,664	5,411,210	26,429,962
Total	$78,813,896	$11,559,609	$26,601,348
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	2,633,141	431,120	9,214
Institutional Class	827,839	376,613	1,419,228
Total	3,460,980	807,733	1,428,442
NET ASSET VALUE
Investor Class, offering price and redemption price	$22.74	$14.26	$18.60
Institutional Class, offering price and redemption price	$22.87	$14.37	$18.62
ANALYSIS OF NET ASSETS
Capital	$66,160,002	$9,779,626	$26,816,258
Accumulated earnings (loss)	12,653,894	1,779,983	(214,910)
Net assets	$78,813,896	$11,559,609	$26,601,348

(a) Investment securities at cost	$67,713,517	$9,735,904	$25,133,488

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities June 30, 2019 (unaudited) (continued)

	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$42,848,256	$79,071,286	$433,894,217
Cash	783,247	7,128,965	5,947,703
Receivable from securities sold	—	1,588,894	7,972,751
Dividends and interest receivable	53,689	270,913	1,193,023
Prepaid expenses	19,195	15,979	31,243
Other Receivables	6,239	—	—
Total Assets	43,710,626	88,076,037	449,038,937
LIABILITIES
Payable for securities purchased	—	1,843,663	7,123,330
Payable to advisor (see note 3)	29,822	84,570	403,868
Payable to distributor	6,631	14,275	91,263
Accrued expenses	32,106	70,658	368,650
Total Liabilities	68,559	2,013,166	7,987,111
NET ASSETS	$43,642,067	$86,062,871	$441,051,826
NET ASSETS
Investor Class	$32,975,038	$72,614,235	$441,051,826
Institutional Class	10,667,029	13,448,636	—
Total	$43,642,067	$86,062,871	$441,051,826
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	1,391,352	6,389,421	23,108,874
Institutional Class	447,581	1,179,315	—
Total	1,838,933	7,568,736	23,108,874
NET ASSET VALUE
Investor Class, offering price and redemption price	$23.70	$11.36	$19.09
Institutional Class, offering price and redemption price	$23.83	$11.40	$—
ANALYSIS OF NET ASSETS
Capital	$41,111,414	$69,223,363	$449,246,462
Accumulated earnings (loss)	2,530,653	16,839,508	(8,194,636)
Net assets	$43,642,067	$86,062,871	$441,051,826

(a) Investment securities at cost	$37,843,118	$61,585,922	$375,158,774
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities June 30, 2019 (unaudited) (continued)

EMERGING MARKETS FUND
ASSETS
Investment securities at value(a)	$7,417,727
Cash	734,578
Receivable from securities sold	27,024
Receivable from advisor (see note 3)	5,812
Dividends and interest receivable	13,129
Prepaid expenses	19,967
Total Assets	8,218,237
LIABILITIES
Payable for securities purchased	237,985
Payable to distributor	104
Accrued expenses	26,845
Total Liabilities	264,934
NET ASSETS	$7,953,303
NET ASSETS
Investor Class	$519,774
Institutional Class	7,433,529
Total	$7,953,303
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	57,302
Institutional Class	817,132
Total	874,434
NET ASSET VALUE
Investor Class, offering price and redemption price	$9.07
Institutional Class, offering price and redemption price	$9.10
ANALYSIS OF NET ASSETS
Capital	$8,244,408
Accumulated losses	(291,105)
Net Assets	$7,953,303
(a) Investment securities at cost	$6,753,546
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations Period Ended June 30, 2019 (unaudited)
	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
INVESTMENT INCOME
Dividends(a)	$108,287	$21,262	$372,447
Total investment income	108,287	21,262	372,447
EXPENSES
Investment advisory fees (see note 3)	233,550	22,482	144,129
Management fees (see note 3)	155,700	22,482	—
Distribution fees and shareholder services (see note 3)	75,212	7,548	201
Transfer agent fees and expenses	58,083	12,962	11,345
Custodian fees and expenses	28,993	21,571	24,996
Federal and state registration fees	30,843	18,023	15,128
Audit fees	8,186	8,186	8,186
Other	18,600	5,226	8,103
Total expenses before reimbursed expenses	609,167	118,480	212,088
Earnings credit (see note 6)	(5,177)	(1,578)	(1,966)
Expense reimbursement (see note 3)	—	(36,289)	(22,553)
Total expenses	603,990	80,613	187,569
NET INVESTMENT INCOME (LOSS)	(495,703)	(59,351)	184,878
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	4,202,736	541,738	(496,956)
Change in net unrealized appreciation/ depreciation on investments	12,236,591	1,547,558	3,523,187
Net realized/unrealized gains on investments	16,439,327	2,089,296	3,026,231
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,943,624	$2,029,945	$3,211,109

(a) Dividends are net of foreign withholding tax of  $2,195 for the Micro-Cap Fund.
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations Period Ended June 30, 2019 (unaudited) (continued)
	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND	EMERGING MARKETS FUND
INVESTMENT INCOME
Dividends(a)	$165,590	$638,333	$3,087,154	$47,322
Interest	—	—	152,001	—
Total investment income	165,590	638,333	3,239,155	47,322
EXPENSES
Investment advisory fees (see note 3)	94,959	520,304	3,105,920	46,682
Management fees (see note 3)	84,408	—	—	—
Distribution fees and shareholder services (see note 3)	40,047	87,490	621,184	611
Transfer agent fees and expenses	27,411	66,620	448,236	11,317
Custodian fees and expenses	39,150	98,677	348,731	51,273
Federal and state registration fees	23,092	18,757	16,112	12,505
Audit fees	10,498	10,942	10,498	10,498
Other	11,571	16,290	114,992	4,115
Total expenses before reimbursed expenses	331,136	819,080	4,665,673	137,001
Earnings credit (see note 6)	(9,513)	(51,986)	(119,615)	(3,127)
Expense reimbursement (see note 3)	—	—	(570,480)	(77,244)
Total Expenses	321,623	767,094	3,975,578	56,630
NET INVESTMENT LOSS	(156,033)	(128,761)	(736,423)	(9,308)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	(1,035,584)	1,499,324	(28,678,259)	44,925
Net realized gains (losses) on foreign currency transactions	(923)	292	5,899	(16,013)
Net realized gains (losses) on investments and foreign currency transactions	(1,036,507)	1,499,616	(28,672,360)	28,912
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	8,715,311	13,903,872	120,379,580	996,372
Net realized/unrealized gains on investments and foreign currencies	7,678,804	15,403,488	91,707,220	1,025,284
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,522,771	$15,274,727	$90,970,797	$1,015,976

(a) Dividends are net of foreign withholding tax of  $16,230, $28,697, $354,295, and $5,539 for the Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund respectively.
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets
	MICRO-CAP FUND
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment loss	$(495,703)	$(1,146,910)
Net realized gains on investment transactions	4,202,736	14,871,831
Change in net unrealized appreciation/depreciation on investments	12,236,591	(25,431,397)
Net increase (decrease) in net assets resulting from operations	15,943,624	(11,706,476)
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(8,933,141)
Institutional Class	—	(2,426,127)
Net decrease in net assets from distributions	—	(11,359,268)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	8,123,159	47,105,782
Proceeds from reinvestment of distributions	—	8,353,191
Redemption of shares (see note 5)	(13,761,413)	(76,102,803)
Net decrease from investor class share transactions	(5,638,254)	(20,643,830)
Institutional Class
Proceeds from sale of shares	2,375,408	11,741,602
Proceeds from reinvestment of distributions	—	2,127,970
Redemption of shares (see note 5)	(1,409,625)	(4,215,275)
Net increase from institutional class share transactions	965,783	9,654,297
Redemption fees	3,252	—
Net decrease in net assets resulting from capital share transactions	(4,669,219)	(10,989,533)
Total increase (decrease) in net assets	11,274,405	(34,055,277)
NET ASSETS
Beginning of period	67,539,491	101,594,768
End of period	$78,813,896	$67,539,491
TRANSACTIONS IN SHARES
Investor Class
Shares sold	380,333	1,754,020
Shares issued in reinvestment of distributions	—	460,739
Less shares redeemed	(636,736)	(2,997,151)
Net decrease from investor class share transactions	(256,403)	(782,392)
Insitutional Class
Shares sold	108,750	469,754
Shares issued in reinvestment of distributions	—	116,793
Less shares redeemed	(63,151)	(175,598)
Net increase from institutional class share transactions	45,599	410,949
Net decrease from capital share transactions	(210,804)	(371,443)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment loss	$(59,351)	$(112,199)
Net realized gains on investment transactions	541,738	1,667,407
Change in net unrealized appreciation/depreciation on investments	1,547,558	(2,374,509)
Net increase (decrease) in net assets resulting from operations	2,029,945	(819,301)
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(1,232,801)
Institutional Class	—	(1,019,030)
Net decrease in net assets from distributions	—	(2,251,831)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	80,525	641,144
Proceeds from reinvestment of distributions	—	1,035,895
Redemption of shares (see note 5)	(317,344)	(2,223,654)
Net decrease from investor class share transactions	(236,819)	(546,615)
Institutional Class
Proceeds from sale of shares	134,033	1,725,341
Proceeds from reinvestment of distributions	—	881,812
Redemption of shares (see note 5)	(205,025)	(249,334)
Net increase (decrease) from institutional class share transactions	(70,992)	2,357,819
Net increase (decrease) in net assets resulting from capital share transactions	(307,811)	1,811,204
Total increase (decrease) in net assets	1,722,134	(1,259,928)
NET ASSETS
Beginning of period	9,837,475	11,097,403
End of period	$11,559,609	$9,837,475
TRANSACTIONS IN SHARES
Investor Class
Shares sold	5,862	37,677
Shares issued in reinvestment of distributions	—	88,766
Less shares redeemed	(22,703)	(137,706)
Net decrease from investor class share transactions	(16,841)	(11,263)
Insitutional Class
Shares sold	10,160	103,838
Shares issued in reinvestment of distributions	—	75,048
Less shares redeemed	(14,772)	(14,441)
Net increase (decrease) from institutional class share transactions	(4,612)	164,445
Net increase (decrease) from capital share transactions	(21,453)	153,182
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	SMALL-CAP VALUE FUND
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment income	$184,878	$412,678
Net realized gains (losses) on investment transactions	(496,956)	510,706
Change in net unrealized appreciation/depreciation on investments	3,523,187	(6,670,179)
Net increase (decrease) in net assets resulting from operations	3,211,109	(5,746,795)
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(7,694)
Institutional Class	—	(2,624,018)
Net decrease in net assets from distributions	—	(2,631,712)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	15,343	202,860
Proceeds from reinvestment of distributions	—	7,694
Redemption of shares	(2,722)	(30,413)
Net increase from investor class share transactions	12,621	180,141
Institutional Class
Proceeds from sale of shares	719,000	1,564,222
Proceeds from reinvestment of distributions	—	2,498,962
Redemption of shares	(4,462,852)	(9,881,634)
Net decrease from institutional class share transactions	(3,743,852)	(5,818,450)
Net decrease in net assets resulting from capital share transactions	(3,731,231)	(5,638,309)
Total decrease in net assets	(520,122)	(14,016,816)
NET ASSETS
Beginning of period	27,121,470	41,138,286
End of period	$26,601,348	$27,121,470
TRANSACTIONS IN SHARES
Investor Class
Shares sold	852	9,456
Shares issued in reinvestment of distributions	—	465
Less shares redeemed	(149)	(1,410)
Net increase from investor class share transactions	703	8,511
Insitutional Class
Shares sold	38,367	76,085
Shares issued in reinvestment of distributions	—	138,863
Less shares redeemed	(244,810)	(491,253)
Net decrease from institutional class share transactions	(206,443)	(276,305)
Net decrease from capital share transactions	(205,740)	(267,794)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	GLOBAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment loss	$(156,033)	$(349,948)
Net realized gains (losses) on investment and foreign currency transactions	(1,036,507)	285,345
Change in net unrealized appreciation/depreciation on investments and foreign currencies	8,715,311	(13,357,065)
Net increase (decrease) in net assets resulting from operations	7,522,771	(13,421,668)
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(1,823,563)
Institutional Class	—	(566,071)
Net decrease in net assets from distributions	—	(2,389,634)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	325,701	1,438,571
Proceeds from reinvestment of distributions	—	1,693,376
Redemption of shares (see note 5)	(1,908,945)	(9,899,387)
Net decrease from investor class share transactions	(1,583,244)	(6,767,440)
Institutional Class
Proceeds from sale of shares	510,535	5,289,720
Proceeds from reinvestment of distributions	—	420,522
Redemption of shares (see note 5)	(591,698)	(1,123,166)
Net increase (decrease) from institutional class share transactions	(81,163)	4,587,076
Redemption fees	90	—
Net decrease in net assets resulting from capital share transactions	(1,664,317)	(2,180,364)
Total increase (decrease) in net assets	5,858,454	(17,991,666)
NET ASSETS
Beginning of period	37,783,613	55,775,279
End of period	$43,642,067	$37,783,613
TRANSACTIONS IN SHARES
Investor Class
Shares sold	14,396	52,448
Shares issued in reinvestment of distributions	—	86,529
Less shares redeemed	(83,555)	(365,778)
Net decrease from investor class share transactions	(69,159)	(226,801)
Insitutional Class
Shares sold	23,254	191,721
Shares issued in reinvestment of distributions	—	21,401
Less shares redeemed	(26,167)	(41,357)
Net increase (decrease) from institutional class share transactions	(2,913)	171,765
Net decrease from capital share transactions	(72,072)	(55,036)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment loss	$(128,761)	$(663,041)
Net realized gains on investment and foreign currency transactions	1,499,616	15,164,759
Change in net unrealized appreciation/depreciation on investments and foreign currencies	13,903,872	(40,802,932)
Net increase (decrease) in net assets resulting from operations	15,274,727	(26,301,214)
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(12,901,481)
Institutional Class	—	(2,397,417)
Net decrease in net assets from distributions	—	(15,298,898)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	3,337,159	9,110,210
Proceeds from reinvestment of distributions	—	12,149,224
Redemption of shares (see note 5)	(4,562,562)	(32,230,182)
Net decrease from investor class share transactions	(1,225,403)	(10,970,748)
Institutional Class
Proceeds from sale of shares	7,192,651	3,404,811
Proceeds from reinvestment of distributions	—	1,934,174
Redemption of shares (see note 5)	(7,164,708)	(2,203,507)
Net increase from institutional class share transactions	27,943	3,135,478
Redemption fees	143,953	—
Net decrease from capital share transactions	(1,053,507)	(7,835,270)
Total increase (decrease) in net assets	14,221,220	(49,435,382)
NET ASSETS
Beginning of period	71,841,651	121,277,033
End of period	$86,062,871	$71,841,651
TRANSACTIONS IN SHARES
Investor Class
Shares sold	303,736	600,816
Shares issued in reinvestment of distributions	—	1,304,965
Less shares redeemed	(422,120)	(2,117,871)
Net decrease from investor class share transactions	(118,384)	(212,090)
Insitutional Class
Shares sold	644,381	233,934
Shares issued in reinvestment of distributions	—	207,529
Less shares redeemed	(639,854)	(151,037)
Net increase from institutional class share transactions	4,527	290,426
Net increase (decrease) from capital share transactions	(113,857)	78,336
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment loss	$(736,423)	$(1,290,733)
Net realized gains (losses) on investments and foreign currency transactions	(28,672,360)	43,784,041
Change in net unrealized appreciation/depreciation on investments and foreign currencies	120,379,580	(241,937,861)
Net increase (decrease) in net assets resulting from operations	90,970,797	(199,444,553)
FROM DISTRIBUTIONS
Distributions to shareholders	—	(86,597,641)
Net decrease in net assets from distributions	—	(86,597,641)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	37,890,227	66,625,866
Proceeds from reinvestment of distributions	—	72,325,843
Redemption of shares (see note 5)	(185,972,880)	(260,138,165)
Net decrease from capital share transactions	(148,082,653)	(121,186,456)
Total decrease in net assets	(57,111,856)	(407,228,650)
NET ASSETS
Beginning of period	498,163,682	905,392,332
End of period	$441,051,826	$498,163,682
TRANSACTIONS IN SHARES
Shares sold	2,108,419	2,747,655
Shares issued in reinvestment of distributions	—	4,566,026
Less shares redeemed	(10,114,707)	(11,713,358)
Net decrease from capital share transactions	(8,006,288)	(4,399,677)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	Emerging Markets Fund
	Six Months Ended June 30, 2019 (unaudited)	Period Ended December 31, 2018(a)
FROM OPERATIONS
Net investment income (loss)	$(9,308)	$3,577
Net realized gains (losses) on investments and foreign currency transactions	28,912	(1,001,127)
Change in net unrealized appreciation/depreciation on investments and foeign currencies	996,372	(331,567)
Net increase (decrease) in net assets resulting from operations	1,015,976	(1,329,117)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	61,815	498,649
Redemption of shares (see note 5)	(32,314)	(1,064)
Net increase from investor class share transactions	29,501	497,585
Institutional Class
Proceeds from sale of shares	470,432	7,787,235
Redemption of shares (see note 5)	—	(518,481)
Net increase from institutional class share transactions	470,432	7,268,754
Redemption fees	172	—
Net increase in net assets resulting from capital share transactions	500,105	7,766,339
Total increase in net assets	1,516,081	6,437,222
NET ASSETS
Beginning of period	6,437,222	—
End of period	$7,953,303	$6,437,222
TRANSACTIONS IN SHARES
Investor Class
Shares sold	6,953	54,090
Less shares redeemed	(3,597)	(143)
Net increase from investor class share transactions	3,356	53,947
Insitutional Class
Shares sold	56,378	826,722
Less shares redeemed	—	(65,968)
Net increase from institutional class share transactions	56,378	760,754
Net increase from capital share transactions	59,734	814,701
(a) For the period from May 1, 2018 (commencement of operations) through December 31, 2018.
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited)
1. Description of Organization
Description of business.   The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of eight Funds of which seven are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Small-Cap Value Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Emerging Markets Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Effective February 22, 2018, the Oberweis Emerging Growth Fund was renamed Global Opportunities Fund, the change is in name only. Each Fund in this report except for Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis International Opportunities Fund offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”
Investment valuation.   Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.
The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis Emerging Markets Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
Fair Value Measurements.   In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:
•
Level 1 – Quoted prices in active markets for identical securities.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:
	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
Level 1 – Equities	$78,082,816	$11,068,966	$23,493,948
REIT	—	—	3,051,454
Total Level 1	78,082,816	11,068,966	26,545,402
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$78,082,816	$11,068,966	$26,545,402

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
Level 1 – Equities
Total Asia	$8,704,619	$79,071,286	$93,210,889
Total Australia	1,532,994	—	63,729,422
Total Europe	8,296,213	—	234,450,093
Total North America	24,314,430	—	42,503,813
Total Level 1	42,848,256	79,071,286	433,894,217
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$42,848,256	$79,071,286	$433,894,217

EMERGING MARKETS FUND
Level 1 – Equities
Total Asia	$5,968,710
Total Africa	326,060
Total Europe	115,096
Total North America	240,597
Total South America	767,264
Total Level 1	7,417,727
Level 2	—
Level 3	—
Total Investments	$7,417,727

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.
Foreign Currency Transactions.   The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.
Risks Associated with Foreign Securities and Currencies.   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.
Fund Share Valuation.   Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.
Investment Transactions and Investment Income.   Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. The Oberweis Small Cap-Value Fund invests in REITs and distributions received from REITs may be classified as dividends, capital gains or return on capital. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
Fund Expense Allocations.   The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.
Federal Income Taxes and Dividends to Shareholders.   It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2019. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.
Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.
For the period ended June 30, 2019, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (‘‘PFIC’’) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated earnings (loss) as follows:
	Increases/(Decrease)
	Capital	Accumulated Earnings (Loss)
Micro-Cap Fund	$4,473,893	$(4,473,893)
Global Opportunities Fund	$(41,906)	$41,906
Small-Cap Opportunities Fund	$190,076	$(190,076)
Small-Cap Value Fund	$241,822	$(241,822)
China Opportunities Fund	$593,801	$(593,801)
International Opportunities Fund	$9,147,207	$(9,147,207)
Emerging Markets Fund	$(22,048)	$22,048
The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$11,359,268	$11,359,268
Global Opportunities Fund	$25,508	$2,364,126	$2,389,634
Small-Cap Opportunities Fund	$254,039	$1,997,792	$2,251,831
Small-Cap Value Fund	$259,889	$2,371,823	$2,631,712
China Opportunities Fund	$—	$15,298,898	$15,298,898
International Opportunities Fund	$13,882,345	$72,715,296	$86,597,641
Emerging Markets Fund	$—	$—	$—
The tax character of distributions paid during the fiscal year/period ended December 31, 2017 was as follows:
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$2,350,684	$8,363,015	$10,713,699
Global Opportunities Fund	$324,320	$6,329,505	$6,653,825
Small-Cap Opportunities Fund	$92,935	$576,544	$669,479
Small-Cap Value Fund	$854,535	$2,218,954	$3,073,489
China Opportunities Fund	$1,111,686	$6,107,749	$7,219,435
International Opportunities Fund	$13,065,063	$82,493,825	$95,558,888

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

As of December 31, 2018, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:
Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
Micro-Cap Fund	$—	$—
Global Opportunities Fund	$—	$—
Small-Cap Opportunities Fund	$—	$—
Small-Cap Value Fund	$—	$—
China Opportunities Fund	$—	$—
International Opportunities Fund	$—	$—
Emerging Markets Fund	$843,316	$—
Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2018, Post October capital losses and qualifed late year losses treated arising on January 1, 2019 are as follows:
	Post October Capital Losses
	Late Year Losses	Short-Term	Long-Term	Total
Micro-Cap Fund	$—	$1,972,614	$(612,368)	$1,360,246
Global Opportunities Fund	$—	$809,893	$143,102	$952,995
Small-Cap Opportunities Fund	$—	$—	$—	$—
Small-Cap Value Fund	$—	$286,974	$950,840	$1,237,814
China Opportunities Fund	$856	$1,658,513	$(54,699)	$1,603,814
International Opportunities Fund	$—	$28,365,929	$(126,692)	$28,239,237
Emerging Markets Fund	$9,308	$—	$—	$—
As of December 31, 2018 the components of accumulated earnings (loss) on a tax basis were as follows:
	Undistributed ordinary income (deficit)	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation/ (Depreciation) foreign currency translations
Micro-Cap Fund	$—	$—	$(1,360,245)	$(1,929,485)	$—
Global Opportunities Fund	$—	$—	$(952,995)	$(4,039,054)	$(68)
Small-Cap Opportunities Fund	$—	$—	$—	$(249,962)	$—
Small-Cap Value Fund	$—	$—	$(1,237,814)	$(2,188,205)	$—
China Opportunities Fund	$—	$—	$(1,604,670)	$3,153,998	$(3)
International Opportunities Fund	$—	$—	$(28,239,237)	$(70,982,205)	$56,008
Emerging Markets Fund	$—	$—	$(852,624)	$(454,498)	$53

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

Accumulated capital and other losses consists of timing differences related to wash sales, Post-October losses and capital loss carryforwards.
The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2019, open Federal tax years include the tax years ended 2015 through 2019. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of estimates.   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
Indemnifications.   Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3. Transactions with affiliates
The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.
Investment advisory agreement.   Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Global Opportunities, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of  $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the Small-Cap Value Fund, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. For the period ended June 30, 2019, the Micro-Cap Fund, Global Opportunities Fund and Small-Cap Opportunities Fund incurred investment advisory fees totaling $233,550, $94,959 and $22,482, respectively. For the period ended June 30, 2019, the Small-Cap Value Fund, China Opportunities Fund, Emerging Market Fund and International Opportunities Fund incurred investment advisory fees totaling $144,129, $520,304, $46,682 and $3,105,920, respectively.

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

Management agreement.   For management services and facilities furnished, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2019, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund incurred management fees totaling $155,700, $84,408, and $22,482, respectively.
Expense reimbursement.   OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of  $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.55%,1.55%, 2.24%, 1.60% and 1.75% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Global Opportunities Fund and Micro-Cap Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of  $50 million. OAM is also contractually obligated to reduce its management fees or reimburse the Small-Cap Value Fund (Institutional class) to the extent that total ordinary operating expenses, as defined, exceed 1.30% expressed as a percentage of the Funds’ average daily assets. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund and Emerging Markets Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.30%, 1.99% and 1.50% expressed as a percentage of the Funds’ average daily net assets, respectively. For the period ended June 30, 2019 OAM reimbursed the Small-Cap Opportunities Fund, the Small-Cap Value Fund, the Emerging Markets Fund, and the International Opportunities Fund in the amount of  $36,289, $22,553, $77,244, and $570,480, respectively.
Officers and trustees.   Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2019, the Trust made no direct payments to its officers and paid $32,000 to its unaffiliated trustees.
Distribution and shareholder service agreement.   The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of  .25% of the average daily net assets of Investor Class Shares as compensation for services. For the period ended June 30, 2019, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, Emerging Markets Fund, Small Cap Value Fund and International Opportunities Fund incurred distribution fees totaling $75,212, $7,548, $40,047, $87,490, $611, $201, and $621,184 respectively.

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

Affiliated Commissions.   For the period ended June 30, 2019, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.
4. Investment transactions
The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2019, other than money market investments, aggregated $38,998,330 and $45,437,825, respectively, for the Micro-Cap Fund, $26,167,338 and $28,094,317, respectively, for the Global Opportunities Fund, $8,383,724 and $9,249,553, respectively, for the Small-Cap Opportunities Fund, $11,006,972 and $15,128,125, respectively, for the Small-Cap Value Fund, $56,833,994 and $55,198,776, respectively, for the China Opportunities Fund, $351,582,812, and $511,804,601, respectively, for the International Opportunities Fund, $5,277,550 and $5,327,154, respectively, for the Emerging Markets Fund. The Funds did not hold government securities during the period ended June 30, 2019.
The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the period ended June 30, 2019.
5. Redemption fee
The Oberweis Funds are designed for long-term investors. To discourage market timers, redemptions of shares of the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the Emerging Markets Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.
The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund were $3,252, $90, $0, $143,953, $172 and $22,969, respectively, for the period ended June 30, 2019, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

6. Earnings credits and interest charges
The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2019, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund received credits of  $5,177, $9,513, $1,578, $1,966, $51,986, $3,127 and $119,615, respectively. During the period ended June 30, 2019, the Micro-Cap Fund, the Small Cap Opportunities Fund, the Global Opportunities Fund, the China Opportunities Fund, the Emerging Markets Fund, the International Opportunities Fund and the Small-Cap Value Fund incurred interest charges of  $716, $100, $76, $0, $67, $6,166 and $1,018 respectively, which is included in custodian fees and expenses in the Statements of Operations.
7. New Accounting pronouncements
In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.
8. Subsequent events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS
Financial Highlights
Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	MICRO-CAP FUND
	Six Months Ended June 30, 2019 (unaudited)	Years Ended December 31,
		2018	2017	2016	2015	2014
Net asset value at beginning of period	$18.37	$25.12	$22.02	$17.68	$17.12	$20.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment lossa	(.14)	(.35)	(.32)	(.15)	(.24)	(.27)
Net realized and unrealized gains (losses) on investments	4.51	(2.82)	6.37	4.49	1.34	(1.32)
Total from investment operations	4.37	(3.17)	6.05	4.34	1.10	(1.59)
Redemption Feesa	—	.03	—	.01	—	.04
Less distributions:
Distribution from net realized gains on investments	—	(3.61)	(2.95)	(.01)	(.54)	(1.38)
Net asset value at end of period	$22.74	$18.37	$25.12	$22.02	$17.68	$17.12
Total Return (%)	23.79	(12.30)	27.90	24.60	6.38	(7.71)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$59,883	$53,094	$92,249	$67,133	$50,679	$29,251
Ratio of gross expenses to average net assets (%)	1.62c	1.57	1.58	1.65	1.72	1.71
Ratio of net expenses to average net assets (%)b	1.61c	1.55	1.54	1.64	1.72	1.71
Ratio of net investment loss to average net assets (%)	(1.33)c	(1.30)	(1.32)	(.80)	(1.35)	(1.38)
Portfolio turnover rate (%)	51d	119	91	102	133	141
Notes:
a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
cAnnualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	MICRO-CAP FUND
	Six Months Ended June 30, 2019 (unaudited)	Years Ended December 31,
		2018	2017a
Net asset value at beginning of period	$18.47	$25.17	$23.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment lossb	(.12)	(.28)	(.18)
Net realized and unrealized gains (losses) on investments	4.52	(2.84)	4.18
Total from investment operations	4.40	(3.12)	4.00
Redemption Feesb	—	.03	—
Less distributions:
Distribution from net realized gains on investments	—	(3.61)	(2.35)
Net asset value at end of period	$22.87	$18.47	$25.17
Total Return (%)	23.82	(12.07)	16.92d
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$18,931	$14,445	$9,346
Ratio of gross expenses to average net assets (%)	1.37e	1.33	1.32e
Ratio of net expenses to average net assets (%)c	1.36e	1.32	1.28e
Ratio of net investment loss to average net assets (%)	(1.08)e	(1.05)	(1.04)e
Portfolio turnover rate (%)	51f	119	91
Notes:
a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.
b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
d Calendar period performance for 2017 represents synthetic returns.
eAnnualized.
f Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Years Ended December 31,
		2018	2017	2016	2015	2014
Net asset value at beginning of period	$11.83	$16.40	$13.89	$13.48	$14.32	$17.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment lossa	(.08)	(.18)	(.22)	(.22)	(.27)	(.26)
Net realized and unrealized gains (losses) on investments	2.51	(1.05)	3.77	1.22	1.02	(.64)
Total from investment operations	2.43	(1.23)	3.55	1.00	.75	(.90)
Redemption Feesa	—	—	—	—	.02	—
Less distributions:
Distribution from net realized gains on investments	—	(3.34)	(1.04)	(.59)	(1.61)	(1.82)
Net asset value at end of period	$14.26	$11.83	$16.40	$13.89	$13.48	$14.32
Total Return (%)	20.54	(7.23)	25.54	7.38	5.10	(5.31)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$6,148	$5,299	$7,533	$9,385	$10,797	$8,279
Ratio of gross expenses to average net assets (%)	2.22c	2.13	2.29	2.40	2.00	2.18
Ratio of net expenses to average net assets (%)b	1.55c	1.55	1.72	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.17)c	(1.06)	(1.42)	(1.67)	(1.72)	(1.62)
Portfolio turnover rate (%)	76d	160	142	150	134	107
Notes:
a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
cAnnualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Years Ended December 31,
		2018	2017a
Net asset value at beginning of period	$11.90	$16.44	$15.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment lossb	(.06)	(.14)	(.11)
Net realized and unrealized gains (losses) on investments	2.53	(1.06)	2.39
Total from investment operations	2.47	(1.20)	2.28
Redemption Feesb	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	(3.34)	(1.04)
Net asset value at end of period	$14.37	$11.90	$16.44
Total Return (%)	20.76	(7.05)	14.99d
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$5,411	$4,538	$3,564
Ratio of gross expenses to average net assets (%)	1.97e	1.88	1.86e
Ratio of net expenses to average net assets (%)c	1.30e	1.30	1.30e
Ratio of net investment loss to average net assets (%)	(.92)e	(.80)	(.97)e
Portfolio turnover rate (%)	76f	160	142
Notes:
a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.
b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
d Calendar period performance for 2017 represents synthetic returns.
e Annualized.
f Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	SMALL-CAP VALUE FUND
	Six Months Ended June 30, 2019 (unaudited)	Period Ended December 31, 2018a
Net asset value at beginning of period	$16.60	$20.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment incomeb	.10	.16
Net realized and unrealized gains (losses) on investments	1.90	(3.21)
Total from investment operations	2.00	(3.05)
Less dividends and distributions:
Distribution from net realized gains on investments	—	(.93)
Dividends from net investment income	—	(.02)
Total dividends and distributions	—	(.95)
Net Assets at end of period (in thousands)	$18.60	$16.60
Total Return (%)	12.05	(14.76)e
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$171	$141
Ratio of gross expenses to average net assets (%)d	1.72	1.57
Ratio of net expenses to average net assets (%)c,d	1.55	1.55
Ratio of net investment Income to average net assets (%)d	1.05	1.17
Portfolio turnover rate (%)	39e	54
Notes:
a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.
b The net investment income per share data was determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
d Annualized.
e Not Annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	SMALL-CAP VALUE FUND
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Period Ended December 31, 2017a	Years Ended June 30,
				2017d	2016d	2015d
Net asset value at beginning of period	$16.60	$21.63	$21.63	$18.28	$19.35	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment incomeb	.12	.23	.11	.24	.24	.25
Net realized and unrealized gains (losses) on investments	1.90	(3.71)	1.83	3.33	(.88)	(.54)
Total from investment operations	2.02	(3.48)	1.94	3.57	(.64)	(.29)
Less dividends and distributions:
Distribution from net realized gains on investments	—	(1.49)	(1.80)	(.01)	(.30)	(.22)
Dividends from net investment income	—	(.06)	(.14)	(.21)	(.13)	(.14)
Total dividends and distributions	—	(1.55)	(1.94)	(.22)	(.43)	(.36)
Net asset value at end of period	$18.62	$16.60	$21.63	$21.63	$18.28	$19.35
Total Return (%)	12.17	(16.45)	9.48f	19.50	(3.08)	(1.43)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$26,430	$26,980	$41,138	$34,548	$29,642	$29,536
Ratio of gross expenses to average net assets (%)	1.47e	1.29	1.97e	2.00	2.03	2.01
Ratio of net expenses to average net assets (%)c	1.30e	1.29	1.30e	1.30	1.30	1.30
Ratio of net investment Income to average net assets (%)	1.28e	1.10	1.05e	1.15	1.37	1.26
Portfolio turnover rate (%)	39f	54	35f	76	62	70
Notes:
a For the period from July 1, 2017 through December 31, 2017.
b The net investment income per share data was determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from advisor.
d The financial highlights set forth herein include the historical financial highlights of the Cozad Small Cap Value Fund (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Oberweis Small-Cap Value Fund on September 29, 2017. Information prior to September 29, 2017 reflects the performance of the Predecessor Fund’s Class I shares.
eAnnualized.
f Not Annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	GLOBAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Years Ended December 31,
		2018	2017	2016	2015	2014
Net asset value at beginning of period	$19.75	$28.36	$24.13	$24.78	$25.72	$30.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment lossa	(.09)	(.20)	(.19)	(.24)	(.27)	(.39)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	4.04	(7.09)	8.21	(.14)	2.86	(2.32)
Total from investment operations	3.95	(7.29)	8.02	(.38)	2.59	(2.71)
Redemption feesa	—	—	—	—	.02	.02
Less distributions:
Distribution from net realized gains on investments	—	(1.32)	(3.79)	(.27)	(3.55)	(2.43)
Net asset value at end of period	$23.70	$19.75	$28.36	$24.13	$24.78	$25.72
Total Return (%)	20.00	(25.66)	33.30	(1.54)	10.02	(8.75)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$32,975	$28,847	$47,856	$44,604	$56,848	$47,976
Ratio of gross expenses to average net assets (%)	1.63c	1.52	1.52	1.59	1.51	1.49
Ratio of net expenses to average net assets (%)b	1.58c	1.50	1.50	1.59	1.51	1.49
Ratio of net investment loss to average net assets (%)	(.82)c	(.72)	(.67)	(.99)	(.95)	(1.32)
Portfolio turnover rate (%)	64d	155	137	126	200	95
Notes:
a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
cAnnualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	GLOBAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Period Ended December 31, 2017a
Net asset value at beginning of period	$19.84	$28.41	$27.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment lossb	(.05)	(.13)	(.12)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	4.04	(7.12)	4.90
Total from investment operations	3.99	(7.25)	4.78
Redemption Feesb	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	(1.32)	(3.79)
Net asset value at end of period	$23.83	$19.84	$28.41
Total Return (%)	20.11	(25.48)	17.49e
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$10,667	$8,937	$7,919
Ratio of gross expenses to average net assets (%)	1.38d	1.28	1.20d
Ratio of net expenses to average net assets (%)c	1.33d	1.25	1.18d
Ratio of net investment loss to average net assets (%)	(.48)d	(.49)	(.59)d
Portfolio turnover rate (%)	64e	155	137e
Notes:
a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.
b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
dAnnualized.
e Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Years Ended December 31,
		2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.35	$15.95	$10.94	$12.15	$13.79	$16.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment lossa	(.02)	(.10)	(.06)	(.11)	(.09)	(.15)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.01	(4.06)	6.07	(1.01)	(.22)	(.93)
Total from investment operations	1.99	(4.16)	6.01	(1.12)	(.31)	(1.08)
Redemption Feesa	.02	—	—	—	.01	.02
Less dividends and distributions:
Distribution from net realized gains on investments	—	(2.44)	(.98)	(.09)	(1.34)	(1.88)
Dividends from net investment income	—	—	(.02)	—	—	(.10)
Total dividends and distributions	—	(2.44)	(1.00)	(.09)	(1.34)	(1.98)
Net asset value at end of period	$11.36	$9.35	$15.95	$10.94	$12.15	$13.79
Total Return (%)	21.50	(26.01)	55.05	(9.22)	(2.20)	(6.27)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$72,614	$60,844	$107,190	$91,197	$113,287	$166,614
Ratio of gross expenses to average net assets (%)	2.01c	1.91	1.92	1.99	1.95	1.93
Ratio of net expenses to average net assets (%)b	1.88c	1.86	1.91	1.98	1.95	1.93
Ratio of net investment loss to average net assets (%)	(.33)c	(.68)	(.38)	(.93)	(.61)	(.92)
Portfolio turnover rate (%)	74d	85	97	125	81	127
Notes:
a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
cAnnualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Period Ended December 31, 2017a
Net asset value at beginning of period	$9.36	$15.93	$12.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment lossb	(.01)	(.06)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.03	(4.07)	4.19
Total from investment operations	2.02	(4.13)	4:18
Redemption feesb	.02	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(2.44)	(.98)
Dividends from net investment income	—	—	(.05)
Total dividends and distributions	—	(2.44)	(1.03)
Net asset value at end of period	$11.40	$9.36	$15.93
Total return (%)	21.79	(25.85)	32.87e
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$13,449	$10,998	$14,087
Ratio of gross expenses to average net assets (%)	1.76d	1.65	1.60d
Ratio of net expenses to average net assets (%)c	1.63d	1.61	1.59d
Ratio of net investment loss to average net assets (%)	(.20)d	(.42)	(.12)d
Portfolio turnover rate (%)	74e	85	97
Notes:
a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.
b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
d Annualized.
e Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (unaudited)	Years Ended December 31,
		2018	2017	2016	2015	2014
Net asset value at beginning of period	$16.01	$25.49	$20.19	$21.33	$18.56	$19.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)a	(.03)	(.04)	(.04)	.01	.01	(.06)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	3.11	(6.30)	8.26	(1.15)	2.79	(.85)
Total from investment operations	3.08	(6.34)	8.22	(1.14)	2.80	(.91)
Redemption Feesa	—	—	—	.01	.01	.02
Less dividends and distributions:
Distribution from net realized gains on investments	—	(3.10)	(2.85)	—	—	—
Dividends from net investment income	—	(0.04)	(.07)	(.01)	(.04)	—
Total dividends and distributions	—	(3.14)	(2.92)	(.01)	(.04)	—
Net asset value at end of period	$19.09	$16.01	$25.49	$20.19	$21.33	$18.56
Total return (%)	19.24	(24.73)	40.77	(5.28)	15.14	(4.58)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$441,052	$498,164	$905,392	$708,514	$739,142	$408,675
Ratio of gross expenses to average net assets (%)	1.88c	1.77	1.79	1.82	1.85	1.89
Ratio of net expenses to average net assets (%)(b)	1.60c	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	(.30)c	(.16)	(.18)	.05	.05	(.33)
Portfolio turnover rate (%)	75d	145	153	139	214	212
Notes:
a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c Annualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	EMERGING MARKETS FUND
	Six Months Ended June 30, 2019 (unaudited)	Period Ended December 31, 2018a
Net asset value at beginning of period	$7.89	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment lossb	(.03)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1.21	(2.10)
Total from investment operations	1.18	(2.11)
Redemption Feesb	—	—
Net asset value at end of period	$9.07	$7.89
Total Return (%)	14.96	(21.10)e
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$520	$426
Ratio of gross expenses to average net assets (%)d	3.90	3.99
Ratio of net expenses to average net assets (%)c,d	1.75	1.75
Ratio of net investment loss to average net assets (%)d	(.70)	(.15)
Portfolio turnover rate (%)e	75	111
Notes:
a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.
b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the advisor, and expense reimbursement form the advisor.
d Annualized.
e Not Annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	EMERGING MARKETS FUND
	Six Months Ended June 30, 2019 (unaudited)	Period Ended December 31, 2018a
Net asset value at beginning of period	$7.90	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)b	(.01)	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1.21	(2.11)
Total from investment operations	1.20	(2.10)
Redemption Feesb	—	—
Net asset value at end of period	$9.10	$7.90
Total Return (%)	15.19	(21.00)e
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$7,434	$6,012
Ratio of gross expenses to average net assets (%)d	3.65	3.74
Ratio of net expenses to average net assets (%)c,d	1.50	1.50
Ratio of net investment Income (loss) to average net assets (%)d	(.22)	.10
Portfolio turnover rate (%)e	75	111
Notes:
a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.
b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian, and expense reimbursement form the advisor.
d Annualized.
e Not Annualized.

THE OBERWEIS FUNDS
Supplemental Information (unaudited)
Proxy Voting:
The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.
Availability of Schedules of Portfolio Investments:
The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Funds’ Forms NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Expense Examples:
As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of  $1,000 investment at the beginning of the period and held for the entire period.
Actual Expenses:
The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:
The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

THE OBERWEIS FUNDS
Supplemental Information (unaudited) (continued)

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 – 6/30/19	Expense Ratio During Period 1/1/19 – 6/30/19
MICRO-CAP FUND
Investor Class
Actual	$1,000.00	$1,237.90	$8.93	1.61%
Hypothetical	$1,000.00	$1,016.81	$8.05	1.61%
Institutional Class
Actual	$1,000.00	$1,238.20	$7.55	1.36%
Hypothetical	$1,000.00	$1,018.05	$6.80	1.36%
SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,205.40	$8.48	1.55%
Hypothetical	$1,000.00	$1,017.11	$7.75	1.55%
Institutional Class
Actual	$1,000.00	$1,207.60	$7.12	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%
SMALL-CAP VALUE FUND
Investor Class
Actual	$1,000.00	$1,120.50	$8.15	1.55%
Hypothetical	$1,000.00	$1,017.11	$7.75	1.55%
Institutional Class
Actual	$1,000.00	$1,121.70	$6.84	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%

THE OBERWEIS FUNDS
Supplemental Information (unaudited) (continued)

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 – 6/30/19	Expense Ratio During Period 1/1/19 – 6/30/19
GLOBAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,200.00	$8.62	1.58%
Hypothetical	$1,000.00	$1,016.96	$7.90	1.58%
Institutional Class
Actual	$1,000.00	$1,201.10	$7.26	1.33%
Hypothetical	$1,000.00	$1,018.20	$6.66	1.33%
CHINA OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,215.00	$10.32	1.88%
Hypothetical	$1,000.00	$1,015.47	$9.39	1.88%
Institutional Class
Actual	$1,000.00	$1,217.90	$8.96	1.63%
Hypothetical	$1,000.00	$1,016.71	$8.15	1.63%
INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,192.40	$8.70	1.60%
Hypothetical	$1,000.00	$1,016.86	$8.00	1.60%
EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$1,149.60	$9.33	1.75%
Hypothetical	$1,000.00	$1,016.12	$8.75	1.75%
Institutional Class
Actual	$1,000.00	$1,151.90	$8.00	1.50%
Hypothetical	$1,000.00	$1,017.36	$7.50	1.50%
* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers
James D. Oberweis
Trustee
Gary D. McDaniel
Trustee
James W. Oberweis
President
David I. Covas
Vice President
Kenneth S. Farsalas
Vice President
Katherine Smith Dedrick
Trustee
James G. Schmidt
Trustee
Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer
Eric V. Hannemann
Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com
Distributor
Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com
Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106
Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311
Counsel
Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601
Independent Registered Public Accounting Firm
BBD LLP
1835 Market Street, Philadelphia, PA 19103
The Oberweis Funds
Micro-Cap Fund
Global Opportunities Fund
Small-Cap Opportunities Fund
Small-Cap Value Fund
China Opportunities Fund
International Opportunities Fund
Emerging Markets Fund
800-245-7311
oberweisfunds.com

oberweisfunds.com
800-323-6166
630-577-2300
Shareholder Services
800-245-7311
3333 Warrenville Road
Suite 500
Lisle, IL 60532

SEMI-ANNUAL REPORT
Oberweis International Opportunities Institutional Fund (OBIIX)
June 30, 2019

oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting us at 1-800-245-7311.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)
Dear Fellow Shareholder:
Second Quarter and First Half of 2019 in Review
We are pleased to report favorable results for the second quarter and first half of 2019. For the second quarter, the Oberweis International Opportunities Institutional Fund returned 3.24% versus 2.59% for the MSCI World ex USA Small Cap Growth Index, for an excess return of 65 bps. For the first half of 2019, the Oberweis International Opportunities Institutional Fund returned 19.44% versus 15.64% for the MSCI World ex USA Small Cap Growth Index, for an excess return of 380 bps.
After a particularly strong first quarter, global equities continued to inch higher in the second quarter, amid rising expectations for continued accommodative monetary policy. Softening global manufacturing data and heightened uncertainty around trade have kept hawks at bay. As a result, demand for the safety of bonds increased, pushing approximately $13 trillion of global debt into negative yield. Gold, Bitcoin and so-called bond proxies such as utilities and staples witnessed strong performance. The massive inflows to bonds and income-oriented equities give us reason to pause. We tend to avoid the expensive valuation typical of “the crowded trade,” and today’s “search for yield” seems to be one such example. As a result, we remain underweight real estate and utilities.
Stock selection was strong over the first half of 2019, accounting for virtually all of the first half’s outperformance. The opportunity to cast a global net makes it a little easier to build a portfolio of ideas that are not as directly dependent on GDP growth, irrespective of sector. The portfolio benefited from stock selection in industrials, consumer staples and information technology, bolstered by gains in a Canadian airliner, a Chinese Hot Pot soup manufacturer and an Australian installment payment plan provider. The portfolio was underweight traditional materials such as heavy machinery, as we believe that trade tensions remain too big of an obstacle to predict. We did find an increasing number of healthcare ideas, which tend to be more immune to minor changes in global economic growth. At the country level, Australia was our largest overweight and our biggest alpha generator for both the quarter and first half largely driven by companies that started their products and services within Australia but have grown globally over time. Japan remained a challenge, being our largest country detractor. In Japan, companies with negative revisions did better than those experiencing positive earnings revisions (the types of companies we seek to own) in the second quarter, providing a stylistic headwind.
Outlook
We remain positive on global equities, although less so than at the beginning of the year. Valuations for small-cap international companies are less attractive than at the beginning of the year yet still below long term averages. Even with the S&P 500 near an all-time high, investor sentiment remains decidedly pessimistic. The most recent Merrill Lynch fund flow survey suggests that investors are more bearish than they have been since the global financial crisis. Cash allocation is among the highest in 16 years, equity allocation the lowest since March  2009 and, helped by falling inflation expectations, bond allocation near an 8 year high. Historically these measures have proven to be good contrarian indicators, especially when positioned towards the extreme end. Bull markets rarely end amid negative investor sentiment.
Also, at the individual company level, earnings expectations at international small-cap firms have remained conservative, driven by the dual uncertainties of tariffs and soft global manufacturing data. A low bar in earnings guidance makes it easier for companies to beat
1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)
expectations, even while recognizing the risks ahead. We saw a similar dynamic in the second quarter with European stocks, where expectations called for muted growth. Europe’s growth has not been great but still better than expectations. Europe ended up posting the highest earnings revisions ratio in the world. Expectations were so low that a mediocre reality still beat expectations.
From our vantage point, our “relative-to-expectations” strategy tends to fare well when expectations are not too high, and we believe that to be the case today. Investor sentiment appears to be tilted toward bonds over equities. Within equities, investors favor US over international. At the companies themselves, management teams have kept investor earnings expectations in check. In short, the stage of low expectations has been set, and even modest results ahead of expectations would surprise positively.
Portfolio Highlights
At the end of the first half, the portfolio was invested in 74 stocks in 15 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of first half were the United Kingdom (19.8% vs. 15.4%), Japan (16.2% vs. 27.1%), Australia (14.0% vs. 7.3%), Canada (9.5% vs. 8.6%), and France (8.3% vs. 3.3%). On a sector basis, the portfolio is overweight Information Technology (20.0% vs. 14.0%) and underweight Real Estate (0.0% vs. 7.0%).
Some of the top performers for the first half included: Afterpay Touch Group Ltd. (APT AU), which returned +101.5% and contributed 193 bps; Yihai International Holding (1579 HK), which returned 113.4% and contributed 130 bps; and Evolution Gaming Group (EVO SS), which returned 74.7% and contributed 126 bps. Some of the leading detractors for the quarter included: Aruhi Corp. (7198 JP), which returned -23.3% and detracted 26 bps; Fancl Corp. (4921 JP), which returned -3.4% and detracted 26 bps; and Sushiro Global Holdings Ltd. (3563 JP), which returned -8.8% and detracted 23 bps.
We appreciate your investment in The Oberweis International Opportunities Institutional Fund and are grateful for the trust you have shown us. If you have any questions, please contact Brian Lee (institutional clients) or John Collins (advisory accounts) at (800) 323-6166. Thank you for investing with us in The Oberweis Funds.
Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager
2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2019)
Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBIIX	3.24	-9.33	6.99	4.96	N/A	4.45	1.08
*Life of Fund returns are from commencement of operations on 03/10/14 for the Fund
** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/18. The expense ratio gross of expense offset arrangements and expense reimbursement was 1.11% for OBIIX. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2020 to reduce its management fees or reimburse OBIIX to the extent that total ordinary operating expenses exceed in any one year 1.10% expressed as a percentage of each Fund’s average daily net assets.
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.
The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.
3

Oberweis International Opportunities
Institutional Fund
At June 30, 2019 (unaudited)
Asset Allocation (%)
Equities	96.5
Commercial Paper	2.7
Other Assets less Liabilities	0.8
100.0
Top Holdings (%)
Evolution Mining Ltd.	4.1
Afterpay Touch Group Ltd.	4.0
Burford Capital Ltd.	3.3
GW Pharmaceuticals PLC	2.9
Tele2 AB	2.8
Intermediate Capital Group PLC	2.7
Sushiro Global Hldgs. Ltd.	2.5
Evolution Gaming Group AB	2.5
SOITEC SA	2.3
Air Canada	2.3
Other Holdings	70.6
100.0
Top Industries (%)
Information Technology Services	9.1
Capital Markets	8.8
Commercial Services & Supply	5.6
Software	5.4
Biotechnology	5.2
Hotels, Restaurants & Leisure	5.0
Professional Services	4.7
Metals & Mining	4.4
Machinery	4.2
Food Products	3.8
Other Industries	43.8
100.0

4

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Schedule of Investments June 30, 2019 (unaudited)
	SHARES	VALUE
Equities – 96.5%
Australia – 14.0%
Afterpay Touch Group Ltd.*	2,132,415	$37,531,342
ALS Ltd.	1,232,413	6,350,682
Altium Ltd.	459,720	11,037,928
Appen Ltd.*	497,600	9,778,029
Avita Medical Ltd.*	6,832,300	2,014,579
Evolution Mining Ltd.	12,731,000	38,968,801
Nearmap Ltd.*	7,124,892	18,907,675
Webjet Ltd.	717,158	6,847,338
		131,436,374
Belgium – 4.6%
Argenx SE*	108,700	15,389,746
Barco NV	63,100	13,288,742
Galapagos NV*	116,900	15,081,084
		43,759,572
Canada – 9.5%
Air Canada*	700,300	21,223,967
ATS Automation Tooling Systems, Inc.*	974,400	15,848,137
CAE, Inc.	326,180	8,769,699
Cogeco Communications, Inc.*	115,200	8,284,618
Element Fleet Management Corp.	1,897,300	13,850,174
Gibson Energy, Inc.	282,800	5,042,288
Martinrea International, Inc.	18,337	152,062
Parex Resources, Inc.*	387,900	6,223,106
Parkland Fuel Corp.	159,400	5,057,323
TFI International, Inc.	173,338	5,245,407
		89,696,781
China – 4.2%
Kingdee International Software Group Co. Ltd.	8,398,000	9,084,207
Wuxi Biologics Cayman, Inc.*	1,671,000	15,005,780
Yihai International Hldg. Ltd.	2,901,000	15,058,892
		39,148,879
Denmark – 1.4%
GN Store Nord A/S	288,187	13,447,439
France – 8.3%
Edenred	413,803	21,108,941
Rexel SA*	1,016,500	12,905,643
SOITEC SA*	201,025	22,013,540
SPIE SA	352,700	6,549,455
Teleperformance SE	76,500	15,327,837
		77,905,416
See accompanying notes to the financial statements.
5

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Schedule of Investments June 30, 2019 (unaudited) (continued)

	SHARES	VALUE
Germany – 4.0%
Aurelius Equity Opportunities SE*	299,400	$14,217,585
Deutz AG	601,735	5,864,077
Evotec SE*	361,400	10,101,446
Rheinmetall AG	57,400	7,026,507
		37,209,615
Italy – 1.3%
Leonardo SpA	983,300	12,461,768
Japan – 16.2%
BrainPad, Inc.*	108,500	6,440,662
Daifuku Co. Ltd.	211,400	11,862,635
Fancl Corp.	370,700	9,111,487
Kobe Bussan Co. Ltd.*	192,600	9,342,837
Kusuri no Aoki Hldgs. Co. Ltd.	171,700	12,055,549
M&A Capital Partners Co. Ltd.*	203,000	10,958,215
Net One Systems Co. Ltd.*	307,400	8,453,749
Nihon Unisys Ltd.	408,700	13,703,571
Outsourcing, Inc.	695,900	8,429,675
Rakus Co. Ltd.*	256,800	6,211,885
RPA Hldgs., Inc.*	454,200	10,135,929
SHIFT, Inc.*	189,800	9,840,764
Sushiro Global Hldgs. Ltd.*	393,700	23,479,952
TeamSpirit, Inc.*	252,200	5,644,471
UT Group Co. Ltd.	294,100	7,133,251
		152,804,632
Netherlands – 5.1%
AMG Advanced Metallurgical Group NV	77,289	2,399,351
ASM International NV	91,405	5,951,615
ASR Nederland NV	328,428	13,355,225
IMCD NV*	51,100	4,683,489
SBM Offshore NV	532,700	10,285,702
uniQure NV*	149,300	11,667,795
		48,343,177
Norway – 1.8%
Subsea 7 SA	261,200	3,143,096
Tomra Systems ASA	409,767	13,469,160
		16,612,256
Sweden – 6.0%
Evolution Gaming Group AB	1,175,145	23,259,423
Oncopeptides AB*	412,100	6,434,763
Tele2 AB	1,819,435	26,548,367
		56,242,553
See accompanying notes to the financial statements.
6

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Schedule of Investments June 30, 2019 (unaudited) (continued)

	SHARES	VALUE
Switzerland – 0.3%
AMS AG*	60,300	$2,363,943
United Kingdom – 19.8%
Burford Capital Ltd.	1,599,167	31,479,665
Fevertree Drinks PLC	484,433	14,261,058
Future PLC	1,334,057	16,417,338
Games Workshop Group PLC*	131,967	8,322,938
GW Pharmaceuticals PLC*	157,800	27,203,142
Intermediate Capital Group PLC	1,475,357	25,875,896
JD Sports Fashion PLC	1,350,000	10,053,848
Nomad Foods Ltd.*	974,086	20,806,477
Pagegroup PLC	1,067,700	6,956,186
Serco Group PLC*	6,098,200	11,152,410
Spirax-Sarco Engineering PLC	54,738	6,385,173
Spirent Communications PLC	4,451,500	8,638,420
		187,552,551
Total Equities
(Cost: $807,152,800)		$908,984,956

	FACE AMOUNT
Commercial Paper – 2.7%
Prudential Financial
2.37% 7/1/2019	25,000,000	25,000,000
Total Commercial Paper
(Cost: $25,000,000)		$25,000,000
Total Investments – 99.2%
(Cost: $832,152,800)		$933,984,956
Other Assets Less Liabilities – 0.8%		7,324,949
Net Assets – 100%		$941,309,905
* Non-income producing security during the period ended June 30, 2019
See accompanying notes to the financial statements.
7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Schedule of Investments June 30, 2019 (unaudited) (continued)

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	6.5%
Consumer Discretionary	7.7%
Consumer Staples	8.6%
Energy	3.2%
Financials	12.7%
Health Care	11.1%
Industrials	22.1%
Information Technology	20.0%
Materials	4.4%
Utilities	0.2%
See accompanying notes to the financial statements.
8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Statement of Assets and Liabilities June 30, 2019 (unaudited)
ASSETS
Investment securities at value(a)	$933,984,956
Cash	25,934,580
Receivable from securities sold	7,692,539
Dividends and interest receivable	1,521,785
Prepaid expenses	52,700
Total Assets	969,186,560
LIABILITIES
Payable for securities purchased	26,933,273
Payable to advisor (see note 3)	792,063
Accrued expenses	151,319
Total Liabilities	27,876,655
NET ASSETS	$941,309,905
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	92,253,883
Net asset value, offering price and redemption price	$10.20
ANALYSIS OF NET ASSETS
Capital	$936,873,647
Accumulated investment gain	4,436,258
Net Assets	$941,309,905
(a) Investment securities at cost	$832,152,800
See accompanying notes to the financial statements.
9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Statement of Operations Period Ended June 30, 2019 (unaudited)
INVESTMENT INCOME
Dividendsa	$5,572,028
Interest	369,960
Total Income	5,941,988
EXPENSES
Investment advisory fees (see note 3)	4,295,583
Transfer agent fees and expenses	52,506
Custodian fees and expenses	420,475
Other	151,478
Total expenses before reimbursed expenses	4,920,042
Earnings credit (see note 6)	(201,057)
Total Expenses	4,718,985
Net Investment Income	1,223,003
Net Realized and Unrealized Gains (Losses) from Investments
Net realized losses on investment transactions	(56,069,088)
Net realized gains on foreign currency transactions	24,564
Net realized losses on investment and foreign currency transactions	(56,044,524)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	200,821,211
Net realized/unrealized gains on investments and foreign currencies	144,776,687
Net increase in net assets resulting from operations	$145,999,690

a Dividends are net of foreign withholding tax of  $633,574
See accompanying notes to the financial statements.
10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Statements of Changes in Net Assets
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment income	$1,223,003	$3,570,962
Net realized gains (losses) on investments and foreign currency transactions	(56,044,524)	35,675,599
Change in net unrealized appreciation\depreciation on investments and foreign currencies	200,821,211	(291,580,762)
Net increase (decrease) in net assets resulting from operations	145,999,690	(252,334,201)
FROM DISTRIBUTIONS
Distributions to shareholders	—	(92,069,574)
Net decrease in net assets from distributions	—	(92,069,574)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	106,873,766	152,538,019
Proceeds from reinvestment of distributions	—	86,901,523
Redemption of shares	(64,701,428)	(183,014,889)
Net increase from capital share transactions	42,172,338	56,424,653
Total increase (decrease) in net assets	188,172,028	(287,979,122)
NET ASSETS
Beginning of period	753,137,877	1,041,116,999
End of period	$941,309,905	$753,137,877
TRANSACTIONS IN SHARES
Shares sold	10,708,481	12,650,333
Shares issued in reinvestment of distributions	—	10,284,204
Less shares redeemed	(6,603,224)	(16,298,575)
Net increase from capital share transactions	4,105,257	6,635,962
See accompanying notes to the financial statements.
11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2019 (unaudited)
1. Description of Organization
Description of business.   The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund (the “Fund”) is one fund in a series issued by the Trust.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services —  Investment Companies.”
Investment valuation.   Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (‘‘CBOE’’). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.
The Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws
12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
Fair Value Measurements.   In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Fund utilizes the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:
•
Level 1 – Quoted prices in active markets for identical securities.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2019:
	Level 1	Level 2	Level 3
Investment Securities
Equities
Total Asia	$191,953,511	$—	$—
Total Australia	131,436,374	—	—
Total Europe	495,898,290	—	—
Total North America	89,696,781	—	—
Commercial Paper	—	25,000,000	—
Total Investments	$908,984,956	$25,000,000	$—

The Fund’s assets may include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.
Foreign Currency Transactions.   The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.
Risks Associated with Foreign Securities and Currencies.   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.
Fund share valuation.   Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of investments and other assets, less liabilities, by the number of shares outstanding.
Investment transactions and investment income.   Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.
Federal income taxes and dividends to shareholders.   It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2019. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.
The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.
For the period ended June 30, 2019, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.
14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated loss as follows:
	Increases/(Decrease)
	Capital	Total Accumulated Loss
International Opportunities Institutional Fund	$6,959,531	$(6,959,531)
The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$15,887,741	$76,180,423	$92,068,164
The tax character of distributions paid during the fiscal year ended December 31, 2017 was as follows:
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$5,879,772	$65,543,743	$71,423,515
Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2018, International Opportunities Institutional Fund had $30,399,577 post-October capital losses and no qualified late-year loss deferred to January 1, 2019.
As of December 31, 2018 the components of accumulated earnings on a tax basis were as follows:
	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Depreciation foreign currency translations
International Opportunities Institutional Fund	$—	$—	$(30,399,577)	$(111,208,896)	$45,041
Accumulated capital and other losses consists of timing differences related to wash sales and Post October losses.
The Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial
15

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2019, open Federal tax years include the tax years ended 2015 through 2019. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of estimates.   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
Indemnifications.   Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3. Transactions with affiliates
The Fund has written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.
Investment advisory agreement.   Under the Advisory Agreement, OAM provides investment advisory and management services to the Fund. The Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the period ended June 30, 2019, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $4,295,583.
Expense reimbursement.   OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2019 OAM reimbursed the Fund in the amount of  $0.
Officers and trustees.   Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2019, the Trust made no direct payments to its officers and paid $32,000 to its unaffiliated trustees.
Affiliated Commissions.   For the period ended June 30, 2019, the Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.
4. Investment transactions
The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2019, other than options written and money market investments, aggregated $683,628,532 and $660,008,006, respectively. The Fund did not hold government securities during the period ended June 30, 2019.
16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2019 (unaudited) (continued)

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options during the period ended June 30, 2019.
5. Redemption fee
The Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.
The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $0 for the period ended June 30, 2019 and were recorded as a reduction of the redemption of shares in the Statement of Changes in Net Assets.
6. Earnings credits and interest charges
The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2019, the Fund received credits of  $201,057. The Fund incurred interest charges of  $1,237, which is included in custodian fees and expenses in the Statement of Operations.
7. New accounting pronouncements
In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.
8. Subsequent events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Financial Highlights
Per share income and capital for a share outstanding throughout each period is as follows:
	Period Ended June 30, 2019 (unaudited)	Years Ended December 31,				Period Ended December 31, 2014a
		2018	2017	2016	2015
Net asset value at beginning of period	$8.54	$12.77	$9.72	$10.32	$8.97	$10.00
Income (loss) from investment operations
Net investment incomeb	.01	.04	.03	.05	.06	.01
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.65	(3.11)	3.95	(.61)	1.35	(1.02)
Total from investment operations	1.66	(3.07)	3.98	(.56)	1.41	(1.01)
Redemption Feesb	—g	—g	—g	—g	—g	—g
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	—	(1.15)	(.85)	—	—	—
Dividends from net investment income	—	(.01)	(.08)	(.04)	(.06)	(.02)
Total dividends and distributions	—	(1.16)	(.93)	(.04)	(.06)	(.02)
Net asset value at end of period	$10.20	$8.54	$12.77	$9.72	$10.32	$8.97
Total Return (%)	19.44	(23.91)	40.99	(5.43)	15.68	(10.10)e
18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Financial Highlights (continued)

	Period Ended June 30, 2019 (unaudited)	Years Ended December 31,				Period Ended December 31, 2014a
		2018	2017	2016	2015
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$941,310	$753,138	$1,041,117	$657,477	$361,402	$178,991
Ratio of gross expenses to average net assets (%)	1.15d	1.11	1.15	1.18	1.28	1.39d
Ratio of net expenses to average net assets (%)c	1.10d	1.08	1.10	1.10	1.10	1.10d
Ratio of net investment income to average net assets (%)	.28d	.35	.29	.47	.59	.11d
Portfolio turnover rate (%)	82e	145	168	123f	211	152e,f
Notes:
a For the period from March 10, 2014 (commencement of operations) through December 31, 2014.
b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
d Annualized.
e Not annualized.
f Excludes the value of portfolio securities received as a result of in-kind purchases of the Funds’s capital shares.
g Less than $0.005 per share
19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Supplemental Information (unaudited)
Proxy Voting:
The Oberweis Funds has delegated authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Fund’s Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.
Availability of Schedules of Portfolio Investments:
The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Fund’s Forms NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Expense Examples:
As a shareholder of The Fund, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of  $1,000 investment at the beginning of the period and held for the entire period.
Actual Expenses:
The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:
The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Supplemental Information (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 – 6/30/19	Expense Ratio During Period 1/1/19 – 6/30/19
Actual
OBIIX	$1,000.00	$1,194.40	$5.99	1.10%
Hypothetical
OBIIX	$1,000.00	$1,019.34	$5.51	1.10%
* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
21

Trustees and Officers
James D. Oberweis
Trustee
Gary D. McDaniel
Trustee
James W. Oberweis
President
David I. Covas
Vice President
Kenneth S. Farsalas
Vice President
Katherine Smith Dedrick
Trustee
James G. Schmidt
Trustee
Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer
Eric V. Hannemann
Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com
Distributor
Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com
Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106
Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311
Counsel
Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601
Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor, Philadelphia, PA 19103
International Opportunities Institutional Fund
800-245-7311
oberweisfunds.com

oberweisfunds.com
800-323-6166
630-577-2300
Shareholder Services
800-245-7311
3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/6/2019

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 9/6/2019

/*/ Print the name and title of each signing officer under his or her signature.